As filed with the Securities and Exchange Commission on March 12, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21079

Hatteras Alternative Mutual Funds Trust (Formerly AIP Alternative Strategies Funds)
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

___________________________________________________

Annual Report
For the period ending December 31, 2011
HATTERAS ALPHA HEDGED STRATEGIES FUND
HATTERAS LONG/SHORT EQUITY FUND
HATTERAS LONG/SHORT DEBT FUND
___________________________________________________

A LETTER FROM THE PRESIDENT

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would like to thank our investors for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our greatest efforts to meet the investment objectives outlined to you and your financial advisors.

This past year was one characterized by extreme equity market volatility across the globe, together with significant and long-lasting global macro issues that whipsawed most markets. U.S. markets, bolstered by their safe haven status and reasonable valuation levels for high quality company stocks, held up relatively well compared to the rest of the world, especially emerging markets. Europe remains the main focus of worry from a global macro perspective, although economic slowing in the emerging markets of Brazil, China and India has also spurred investor concern.

Consistent with the safe haven mantra, fixed income returns among longer duration government and high quality securities were reasonable to spectacular. While one may question investing in low-yielding U.S. government securities in the face of growing fiscal deficits, near-term demand remains high.

In light of uncertain economic and capital market conditions, it is our ongoing belief that a portfolio that is both diversified and tactical may be better positioned to preserve and grow capital over the long term. In order to achieve this balance, we continue to believe that allocating to hedge fund strategies may provide downside protection during difficult market cycles, yet allow for upside capture when capital markets reflect improving economic conditions and company fundamentals.

The increasing demand for liquidity continues to drive change in alternative investments, particularly in the structure and delivery of products. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers, multiple hedge fund strategies, daily liquidity and transparency. Even in these challenging times, ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

ONE

In closing, we feel positive about the future of our organization and our ability to deliver the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

TWO

DISCUSSION OF FUND PERFORMANCE

Michael P. Hennen, Director, Portfolio Management

Robert J. Murphy, Director, Portfolio Management

CAPITAL MARKETS REVIEW

For many equity investors, 2011 was one of the more difficult years in a long time, not nearly as bad as the financial chaos and catastrophic performance of 2008, but in some ways, just as frustrating. Volatility was high throughout the year, and correlation of equity security prices was extremely high compared to historical levels. Similar to what occurred in the U.S. fixed income market, bigger was better than smaller, as large cap stocks outperformed their small cap brethren around the globe.

In the U.S., the equity market was characterized by early concepts of an improving economy, leading strong gains in Q1 only to sell mildly in Q2 (with a last week rebound in June) as the economic data worsened. Things got worse in the summer months as the data pointed towards a higher risk of a potential double dip recession, the European debt crisis seemingly spiraled out of control, and the Chinese and Indian economies showed evidence of slowing growth. These events caused equity markets worldwide to plummet, although the U.S. held up better than Asian and European markets.

Then, investors became more confident again in Q4, especially in regards to U.S. equities as the economic data seemed to improve throughout the latter part of the quarter. Surprisingly, international stocks, including emerging markets, did not increase nearly as rapidly as those in the U.S. due to continued concern with European sovereign debt, European banking weakness, and expected slowdown in major emerging economies.

In the U.S., larger cap stocks and growth stocks outperformed the smaller/mid and value brethren respectively. Some would argue that valuations, based on current earnings and expected 2012 earnings (even with estimates for growth slowing down) have become somewhat attractive for longer term investors.

THREE

On the fixed income side, investors clearly preferred the “safe havens” of U.S. Government Bonds, with longer duration securities providing almost unheard of returns. Municipal bonds that were criticized early in the year as public finances looked (and still look) somewhat unstable proved to be another “safe haven”. High yield securities in the U.S. produced decent returns, but did not keep up with the high grade government, corporate, and municipal debt. Finally, consistent with the equity markets, foreign fixed income returns lagged those in the U.S., producing returns in the low to mid-single digits compared to high single digit to double digit returns in the U.S.

HEDGE FUND INDUSTRY REVIEW

From January 1 to December 31, hedge fund returns were generally disappointing. Broad based indices like the HFRI Fund Weighted Composite Index and the HFRI Fund of Funds Composite Index were both down about 5%. Strategies like long/ short equity, emerging markets, and convertible arbitrage struggled, losing 8% (HFRI Equity Hedge Index), 13% (HFRI Emerging Markets Index), and 5% (HFRI RV — Fixed Income Convertible Arbitrage Index) respectively, while strategies such as asset-backed, more private/Reg. D, and merger arbitrage enjoyed decent years, returning 7% (HFRI RV — Fixed Income Asset Backed Index), 9% (HFRI ED: Private Issue Reg D Index), and 2% (HFRI Merger Arbitrage Index) respectively.

In our experience, the smaller managers, especially in the long/short equity strategy, were more adept and produced better returns than the more established, larger managers. Fund of Funds allocating to the smaller managers seemed to have better returns during the year.

However, during the various short-term periods of market dislocations throughout the year, diversified hedge funds and hedge fund of funds we believe did a good job of preserving capital; one reason investors allocate to these strategies.

REVIEW OF FUND PERFORMANCE

Hatteras Alpha Hedged Strategies Fund (“Alpha”, ALPHX) returned 0.8% for 2011, outperforming the HFRI Fund of Funds Composite Index by a wide margin as that index lost -5.5%. The S&P 500 TR Index returned 2.1% for the year due to a significant rebound in Q4. Alpha’s performance was positively impacted by strong performance from the long/short equity and event driven strategies. We are pleased with this performance overall, especially given the reduced volatility and good downside protection provided during the various short-term equity markets’ corrections that took place in April-May, July-August, and September.

FOUR

Alpha also benefited from an overweight position in health care, which was a strong performing sector in 2011. The largest sector allocation in 2011 was to information technology, which outperformed the S&P 500 TR Index and NASDAQ Index for the year.

At the end of Q3, we added managed futures as a dedicated strategy to Alpha, which clearly is a growing universe in the alternative investments area and we believe can bring excellent non-correlating benefits to the portfolio. As expected, managed futures underperformed equity markets during the Q4 rally, however, we are confident that this strategy could potentially provide diversification benefits to the portfolio and may help weather more volatile periods.

Hatteras Long/Short Equity Fund (HLSIX) returned 1.0% from the Fund’s inception on May 2, 2011 through the end of the year, outperforming the HFRX Equity Hedge Index by a wide margin as that index lost -16.1% over that same time period. Hatteras Long/Short Debt Fund (HFINX) returned -3.5% from the Fund’s inception on May 2, 2011 through the end of the year, under-performing the HFRX RV Fixed Income Corporate Index as that index lost -2.4% over that same time period.

Long/Short Equity*
Allocation: 32%
Strategic Range: 25%-45%

The Long/Short Equity strategy produced a return of 7.4% for the year, easily outdoing the HFRX Equity Hedge Index, which lost -19.1% and the S&P 500 TR Index, which returned 2.1%. We increased our allocation to this strategy from 29% to 32% during the year and benefitted from exposure to information technology and healthcare. Outperformance for the year was driven by good stock picking and the ability of our managers to adjust exposures quickly through an uncertain and volatile equity environment.

Market Neutral*
Allocation: 14%
Strategic Range: 5%-25%

Our Market Neutral strategy slightly outperformed the hedged index, losing -2.4% versus a loss of -2.9% for the HFRX Equity Market Neutral Index. On an aggregate basis, our managers were beta-neutral to slightly net long in the information technology sector, net long energy, and neutral-to-net short basic materials during the year. This positioning worked well at times and detracted at times. Our quantitative market neutral manager was positioned beta-neutral for much of the year and ended flat. Altogether, the strategy detracted from overall performance but performed as expected during a period in equity markets marked by high correlations and low dispersion.

FIVE

Relative Value — Long/Short Debt*
Allocation: 24%
Strategic Range: 15%-35%

The Relative Value — Long/Short Debt strategy underperformed the hedged index, ending the year flat at 0.0% versus the HFRX Relative Value Fixed Income-Corporate Index which was up 1.4%. The key detractor for the strategy was a more recent allocation to an emerging market credit strategy that was negatively impacted by wide swings in spreads as a result of turmoil in Europe.

Event Driven*
Allocation: 19%
Strategic Range: 5%-25%

The Event-Driven strategy dramatically out-performed the hedged index, returning 4.5% versus the HFRX Event Driven index losing -4.9%. The strategy benefitted from an active M&A market in the first half of the year and good security selection the second half of the year.

Managed Futures*
Allocation: 10%
Strategic Range: 0%-20%

Our new Managed Futures strategy ended the quarter (and inception) down -2.7% compared to the HFRX Systematic Diversified CTA Index down -2.7% for the period 9/28/11 (inception) to 12/31/11. The best performer was a counter-trend manager while trend and momentum strategies detracted from performance.
_________________________
*
The asset class and strategy return figures presented for the Hatteras Alpha Hedged Strategies Fund indicate how each strategy performed on a stand-alone basis and are not guaranteed as to accuracy. The strategies are part of an Underlying Fund Trust (“UFT”) structure. Individual investors may not invest directly in the UFT. The return figures are net of all underlying manager fees and expenses and UFT level fees. However, the strategy return figures do not reflect Hatteras Alpha Hedged Strategies Fund expenses, including shareholder servicing fees, distribution fees, management fees, operating services fees, fund administration fees, custody fees, fund accounting fees, etc., which would reduce the figures shown. Consequently, the information above was included for educational purposes only and should not be used to evaluate any Hatteras Alpha Hedged Strategies Fund performance. Past performance does not guarantee future results.

SIX

FUND OUTLOOK

After a careful review of 2011 and lengthy discussions among our team and underlying sub-advisers, our outlook remains cautious, but with a slight improvement in optimism. Our cautious stance stems from continued global macro headwinds including uncertainty on a number of fronts in Europe, growing U.S. fiscal deficits, and the upcoming 2012 Presidential election, as well as the slowing economies of Brazil, China and India, and their impact on global growth. In addition, we believe there is risk associated with a potential “topping out” of earnings and profit margins for U.S. companies in this cycle, although that risk may be less than it was 3-4 months ago.

The recent positive economic data in the U.S. could help spur further investment into U.S. equity markets, and place a larger emphasis on individual security level fundamentals as correlations decrease among individual securities. Furthermore, relatively low expected default rates, combined with current widened credit spreads among lower rated fixed income securities, could create a good environment for tactical credit managers.

We believe with strong balance sheets and large amounts of cash, companies will be looking for opportunities to enhance revenue growth through acquisitions which will result in a moderate level of corporate deal activity, allowing for event driven type managers to benefit. If for some reason the global macro headwinds become less of a risk in investors’ minds (which we do not believe will happen anytime soon), then deal activity would become more robust.

In closing, we would like to again thank our investors for the confidence you have placed in the Hatteras Funds team. We are happy with the risk-adjusted performance of the Fund since we entered into an agreement to acquire the Fund’s advisor in July 2009, but know the current environment is very challenging for all investors and therefore, we will continue our hard work and focus to meet your expectations.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

Growth of $10,000 — December 31, 2011

As of 12/31/2011	1Y	5Y1	Since Inception
Hatteras Alpha Hedged Strategies Fund (No Load)	0.76%	-1.55%	2.27%1,2
Hatteras Alpha Hedged Strategies Fund (Class A w/o sales
charge)	N/A	N/A	-3.06%3
Hatteras Alpha Hedged Strategies Fund (Class A w/ sales
charge)	N/A	N/A	-7.68%3
Hatteras Alpha Hedged Strategies Fund (Class C)	-0.11%	-2.35%	-1.67%1,4
Hatteras Alpha Hedged Strategies Fund (Class I)	N/A	N/A	2.23%5
HFRI FOF: Composite Index	-5.51%	-0.71%	3.57%1,6
S&P 500 TR Index	2.11%	-0.25%	6.65%1,2

1.	Average annual total return
2.	No Load and S&P 500 Index inception date: 9/23/2002
3.	Class A inception date: 5/2/2011
4.	Class C inception date: 8/1/2006
5.	Class I inception date: 9/30/2011
6.	HFRI FoF Index inception date: 9/30/2002

	No Load	Class A	Class C	Class I
Total Fund Operating Expenses7	4.97%	4.97%	5.72%	3.97%
Net Fund Operating Expenses7,8	3.99%	3.99%	4.74%	2.99%

7.	The expense ratios are taken from the Fund’s most recent prospectus dated September 30, 2011
8.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 3.99% for No Load and Class A, 4.74% for Class C and 2.99% for Class I

EIGHT

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com. Class C returns do not reflect a 1.00% contingent sales charge which would be applied to shares sold within the first year of purchase and if reflected, would reduce the performance quoted.

The chart assumes an initial investment of $10,000 made on September 23, 2002 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets — December 31, 2011*

____________________
* Percentages are stated as a percentage of total investments.

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

Growth of $10,000 — December 31, 2011

As of 12/31/2011	Since Inception
Hatteras Long/Short Equity Fund (Class A w/o sales charge)	0.80%1
Hatteras Long/Short Equity Fund (Class A w/ sales charge)	-4.00%1
Hatteras Long/Short Equity Fund (Class I)	1.00%1
HFRX Equity Hedge Index	-16.08%2
S&P 500 TR Index	-6.20%1

1.	Inception date: 5/2/2011
2.	Inception date: 4/30/2011

	Class A	Class I
Total Fund Operating Expenses3	3.74%	3.24%
Net Fund Operating Expenses3,4	2.99%	2.49%

3.	The expense ratios are taken from the Fund’s most recent prospectus dated September 30, 2011
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I

ELEVEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT EQUITY FUND

Allocation of Portfolio Assets — December 31, 2011*

__________________
* Percentages are stated as a percentage of total investments.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

Growth of $10,000 — December 31, 2011

As of 12/31/11	Since Inception
Hatteras Long/Short Debt Fund (Class A w/o sales charge)	-3.70%1
Hatteras Long/Short Debt Fund (Class A w/ sales charge)	-8.29%1
Hatteras Long/Short Debt Fund (Class I)	-3.50%1
HFRX RV: FI -Corporate Index	-2.36%2

1.	Inception date: 5/2/2011
2.	Inception date: 4/30/2011

	Class A	Class I
Total Fund Operating Expenses3	3.55%	3.05%
Net Fund Operating Expenses3,4	2.99%	2.49%

3.	The expense ratios are taken from the Fund’s most recent prospectus dated September 30, 2011
4.	Excluding dividends on short positions and interest on borrowing; other fund operating expenses are contractually capped at 2.99% for Class A and 2.49% for Class I

FOURTEEN

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS LONG/SHORT DEBT FUND

Allocation of Portfolio Assets — December 31, 2011*

* Percentages are stated as a percentage of total investments.

SIXTEEN

DEFINITIONS

HFRI ED: Merger Arbitrage Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

HFRI ED: Private Issue/Regulation D Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are primarily private and illiquid in nature.

HFRI Emerging Markets Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in emerging markets with no greater than 50% exposure in any specific emerging market.

HFRI Equity Hedge Index data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers. The HFRI are updated three times a month: Flash Update (5th business day of the month), Mid Update (15th of the month), and End Update (1st business day of the following month). The current month and the prior three months are left as estimates and are subject to change. All performance prior to that is locked and is no longer subject to change.

SEVENTEEN

HFRI Fund Weighted Composite Index is an equally weighted performance index of the HFRI hedge fund strategy indices. The HFRI hedge fund strategy indices are broken down into 32 different indices (the fund of funds indices are not included in the HFRI Fund Weighted Composite Index) and are not investable. To be included in this index, the hedge funds must fulfill the following criteria: Report monthly returns to HFRI, Report net of all fees returns, Report assets in USD. There is no required asset-size minimum to be included in the HFRI Fund Weighted Composite Index; the names of the individual hedge funds are not disclosed and there is no requirement for a certain track record length to be part of the index. A fund that does not report any longer will have its past returns kept in the index but will not be used in the future (possible survivorship bias).

HFRI Relative Value Arbitrage Index is an unmanaged index comprised of investment managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types.

HFRI RV: Fixed Income — Asset Backed Index is an unmanaged index comprised of includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation.

HFRI RV: Fixed Income — Convertible Arbitrage Index is an unmanaged index comprised of strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument.

HFRI RV: FI-Corporate Index includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond.

HFRX EH: Equity Market Neutral Index is an unmanaged index comprised of strategies that employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies.

EIGHTEEN

HFRX Equity Hedge Index data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

HFRX Event Driven Index is an unmanaged index comprised of managers that maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments.

HFRX Macro: Systematic Diversified CTA Index is an unmanaged index comprised of strategies that have investment processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. Strategies which employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes.

Standard & Poor’s (S&P) 500 Total Return Index: An index 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index — each stock’s weight in the index is proportionate to its market value.

NINETEEN

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

●	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

●	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

TWENTY

●	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;
●
shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

While the Fund is a no-load fund, management fees and other expenses still apply. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Funds are distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

TWENTY-ONE

FINANCIAL SECTION
For the Year Ended December 31, 2011

HATTERAS FUNDS

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Equity Fund
Hatteras Long/Short Debt Fund

Financial Statements

For the year ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

HATTERAS FUNDS

For the year ended December 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	2
Schedules of Investments	3-5
Statements of Assets and Liabilities	6-7
Statements of Operations	8
Statements of Changes in Net Assets	9-12
Notes to Financial Statements	13-47
Additional Tax Information (Unaudited)	48
Expense Example	49-52
Board of Trustees	53-54
Fund Management	55
Board Approval of Investment Advisory Agreements (Unaudited)	56-58
Notice of Privacy Policy and Practices	59-60

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Hatteras Alternative Mutual Funds Trust:

We have audited the accompanying statements of assets and liabilities of Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Debt Fund, and Hatteras Long/Short Equity Fund, each a series of the Hatteras Alternative Mutual Funds Trust, including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended (period from May 2, 2011 to December 31, 2011 for Hatteras Long/Short Debt Fund, and Hatteras Long/Short Equity Fund). These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and underlying funds’ administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alpha Hedged Strategies Fund, Hatteras Long/Short Debt Fund, and Hatteras Long/Short Equity Fund as of December 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for each of the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin
February 28, 2012

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

	Shares or Principal Amount	Value
Underlying Funds Trust — 98.5%
Event Drivena	8,246,834	$73,179,930
Long/Short Equitya	18,577,954	126,534,443
Managed Futuresa	4,111,442	40,078,747
Market Neutrala	6,716,790	55,064,246
Relative Value-Long/Short Debta	11,359,751	96,565,837
Total Underlying Funds Trust (Cost $361,772,667)		$391,423,203
Money Market Funds — 1.3%
STIT — Liquid Assets Portfolio, 0.14%b	5,373,672	5,373,672
Total Money Market Funds (Cost $5,373,672)		5,373,672
Total Investments (Cost $367,146,339) — 99.8%		396,796,875
Other Assets in Excess of Liabilities — 0.2%		747,894
Total Net Assets — 100.0%		$397,544,769

Percentages are stated as a percent of net assets.

Footnotes
a — Non-income producing.
b — Rate shown is the seven day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

	Shares	Value
Underlying Funds Trust — 98.7%
Long/Short Equitya	13,542,435	$92,237,526
Total Underlying Funds Trust (Cost $89,307,748)		$92,237,526
Money Market Funds — 1.1%
STIT — Liquid Assets Portfolio, 0.14%b	1,001,349	1,001,349
Total Money Market Funds (Cost $1,001,349)		1,001,349
Total Investments (Cost $90,309,097) — 99.8%		93,238,875
Other Assets in Excess of Liabilities — 0.2%		221,398
Total Net Assets — 100.0%		$93,460,273

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.
b — Rate shown is the seven day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

	Shares	Value
Underlying Funds Trust — 98.3%
Relative Value — Long Short Debta	5,615,910	$47,739,162
Total Underlying Funds Trust (Cost $48,779,896)		$47,739,162
Money Market Funds — 2.0%
STIT — Liquid Assets Portfolio, 0.14%b	957,406	957,406
Total Money Market Funds (Cost $957,406)		957,406
Total Investments (Cost $49,737,302) — 100.3%		48,696,568
Other Assets in Excess of Liabilities — (0.3%)		(163,811)
Total Net Assets — 100.0%		$48,532,757

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.
b — Rate shown is the seven day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2011

	Alpha
	Hedged	Long/Short	Long/Short
	Strategies	Equity	Debt
Assets:
Investments in affiliated Portfolios, at
value (cost $361,772,667,
$89,307,748, $48,779,896)	$391,423,203	$92,237,526	$47,739,162
Investments in unaffiliated securities
(cost $5,373,672, $1,001,349,
$957,406)	5,373,672	1,001,349	957,406
Receivable for Fund shares issued	2,681,865	286,989	127,324
Receivable from advisor	—	5,555	2,916
Dividends and interest receivable	800	108	92
Total Assets	399,479,540	93,531,527	48,826,900
Liabilities:
Payable for Fund shares redeemed	831,341	23,378	262,057
Payable for investments in affiliated
Portfolios	343,912	—	—
Accrued management fee	71,988	—	—
Accrued distribution fee	44,162	1,147	6,656
Accrued shareholder servicing fee	72,434	—	—
Accrued interest expense	107,540	—	—
Accrued operating services fee	463,394	46,729	25,430
Total Liabilities	1,934,771	71,254	294,143
Net Assets	$397,544,769	$93,460,273	$48,532,757
Net Assets Consist of:
Shares of beneficial interest	$428,423,715	$90,530,495	$49,573,491
Undistributed net investment income
(loss)	—	—	—
Accumulated net realized gain (loss)	(60,529,482)	—	—
Net unrealized appreciation
(depreciation) on Investments	29,650,536	2,929,778	(1,040,734)
Total Net Assets	$397,544,769	$93,460,273	$48,532,757

The accompanying notes are an integral part of these financial statements

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

SCHEDULE OF INVESTMENTS AND LIABILITIES (CONTINUED)

December 31, 2011

	Alpha Hedged Strategies	Long/Short Equity	Long/Short Debt

No Load Shares:
Net assets	$346,381,655
Shares outstanding (unlimited shares authorized, $0.001 par value)	33,066,114
Net asset value, redemption price and offering price per share	$10.48

Class A Shares	$3,212,113	$2,958,821	5,598,362
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)	306,690	293,663	581,446
Net asset value, redemption price and offering price per share	$10.47	$10.08	$9.63
Maximum offering price per share ($10.47 divided by 0.9525, $10.08 divided by 0.9525, $9.63 divided by 0.9525)	$10.99	$10.58	$10.11
Class C Shares	$27,242,261
Net assets
Shares outstanding (unlimited shares authorized, $0.001 par value)	2,657,314
Net asset value, redemption price and offering price per share	$10.25
Institutional Class Shares
Net assets	$20,708,740	$90,501,452	$42,934,395
Shares outstanding (unlimited shares authorized, $0.001 par value)	1,971,722	8,959,881	4,446,983
Net asset value, redemption price and offering price per share	$10.50	$10.10	$9.65

The accompanying notes are an integral part of these financial statements

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2011

	Alpha	Long/Short Equity*	Long/Short Debt*
Investment Income:
Income distributions from unaffiliated securities	$2,620	$1,384	$699
Total Investment Income	2,620	1,384	699
Expenses:
Shareholder servicing fees (No Load Shares)	811,713	—	—
Shareholder servicing fees (Class A Shares)	—	4	3
Distribution fees (Class A Shares)*	2,269	1,147	6,656
Distribution fees (Class C Shares)	239,736	—	—
Management Fees	599,046	—	—
Operating services fees (No Load)	4,142,168	—	—
Operating services fees (Class A Shares)*	14,460	3,768	21,294
Operating services fees (Class C Shares)	305,885	—	—
Operating services fees (Class Institutional Shares)^	18,293	177,640	115,650
Total operating expenses before interest expense	6,133,570	182,559	143,603
Interest expense on credit facility	442,224	—	—
Excise tax fees	3,448	—	—
Total Expenses	6,579,242	182,559	143,603
Fees Waived	(200,958)	(10,110)	(8,268)
Net Expenses	6,378,284	172,449	135,335
Net Investment Income (Loss)	(6,375,664)	(171,065)	(134,636)
Realized and Unrealized Gain (Loss) on
Investments:
Realized Gains (Losses) from sale of affiliated	370,568	(16,272)	(77,583)
Portfolios
Change in unrealized appreciation (depreciation) on affiliated Portfolios	8,489,205	2,929,778	(1,040,734)
Net Realized and Unrealized Gain (Loss) on Investments	8,859,773	2,913,506	(1,118,317)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,484,109	$2,742,441	$(1,252,953)

* Long/Short Equity, Long/Short Debt, and Class A shares of Alpha commenced operations on May 2, 2011.
^ Institutional shares of Alpha commenced operations on September 30, 2011.

The accompanying notes are an integral part of these financial statements.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	December 31, 2011	December 31, 2010
Operations:
Net investment (loss)	$(6,375,664)	$(3,496,211)
Net realized gain (loss) on affiliated Portfolios	370,568	(9,416,645)
Change in unrealized appreciation on affiliated
Portfolios	8,489,205	24,784,825
Net Increase in Net Assets Resulting from
Operations	2,484,109	11,871,969
Dividends and Distributions to Shareholders:
Net Investment Income:
No Load Shares	(291,226)	(695,617)
Class A Shares^	(2,708)	—
Class C Shares	(23,477)	—
Institutional Shares+	(17,357)	—
Capital Gain Distribution:
No Load Shares	—	—
Class A Shares	—	—
Class C Shares	—	—
Institutional Shares	—	—
Total Dividends and Distributions	(334,768)	(695,617)
Capital Share Transactions:
No Load Shares:
Proceeds from shares issued	254,007,830	187,678,637
Proceeds from shares issued to holders in
reinvestment of dividends	272,832	648,398
Cost of shares redeemed	(207,708,551)	(138,046,850)
A Shares^
Proceeds from shares issued	3,964,759	—
Proceeds from shares issued to holders in
reinvestment of dividends	1,892	—
Cost of shares redeemed	(750,539)	—
C Shares:
Proceeds from shares issued	12,985,287	5,505,258
Proceeds from shares issued to holders in
reinvestment of dividends	19,503	—
Cost of shares redeemed	(6,161,678)	(8,071,490)

The accompanying notes are an integral part of these financial statements.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	Year Ended	Year Ended
HATTERAS ALPHA HEDGED STRATEGIES FUND	December 31, 2011	December 31, 2010
Institutional Shares+
Proceeds from shares issued	$20,679,099	—
Proceeds from shares issued to holders in
reinvestment of dividends	10,606	—
Cost of shares redeemed	(158,608)	—
Net Increase (Decrease) in Net Assets from
Capital Share Transactions	77,162,432	47,713,953
Total Increase (Decrease) in Net Assets	79,311,773	58,890,305
Net Assets:
Beginning of period	318,232,996	259,342,691
End of period*	$397,544,769	$318,232,996
* Including undistributed net investment income
(loss)	$—	$649,548

^ Class A shares commenced operations on May 2, 2011
+ Institutional shares commenced operations on September 30, 2011

The accompanying notes are an integral part of these financial statements.

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

Period from
May 2, 2011^
through
HATTERAS LONG/SHORT EQUITY FUND	December 31, 2011
Operations:
Net investment (loss)	$(171,065)
Net realized gain (loss) on affiliated Portfolios	(16,272)
Change in unrealized appreciation on affiliated Portfolios	2,929,778
Net Increase in Net Assets Resulting from Operations	2,742,441
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—
Institutional Shares	—
Capital Gain Distribution:
Class A Shares	—
Institutional Shares	—
Total Dividends and Distributions	—
Capital Share Transactions:
A Shares:
Proceeds from shares issued	2,904,586
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(12,015)
Institutional Shares:
Proceeds from shares issued	93,249,431
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(5,424,170)
Net Increase (Decrease) in Net Assets from Capital Share
Transactions	(90,717,832)
Total Increase (Decrease) in Net Assets
Net Assets:
Beginning of period	—
End of period*	$93,460,273
* Including undistributed net investment income (loss)	$—

^ Commencement of operations on May 2, 2011

The accompanying notes are an integral part of these financial statements.

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

Period from
May 2, 2011^
through
HATTERAS LONG/SHORT DEBT FUND	December 31, 2011
Operations:
Net investment (loss)	$(134,636)
Net realized gain (loss) on affiliated Portfolios	(77,583)
Change in unrealized appreciation on affiliated Portfolios	(1,040,734)
Net Increase in Net Assets Resulting from Operations	(1,252,953)
Dividends and Distributions to Shareholders:
Net Investment Income:
Class A Shares	—
Institutional Shares	—
Capital Gain Distribution:
Class A Shares	—
Institutional Shares	—
Total Dividends and Distributions	—
Capital Share Transactions:
A Shares:
Proceeds from shares issued	6,943,299
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(1,124,527)
Institutional Shares:
Proceeds from shares issued	49,321,528
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(5,354,590)
Net Increase (Decrease) in Net Assets from Capital Share
Transactions	49,785,710
Total Increase (Decrease) in Net Assets	48,532,757
Net Assets:
Beginning of period	—
End of period*	$48,532,757
* Including undistributed net investment income (loss)	$—

^ Commencement of operations on May 2, 2011

The accompanying notes are an integral part of these financial statements.

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011
1. ORGANIZATION
Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors. These financial statements contain the following three series: Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”); and Hatteras Long/Short Debt Fund (“Long/Short Debt Fund). Until August 30, 2010, Hatteras Alpha Hedged Strategies Fund was known as Alpha Hedged Strategies Fund. Hatteras Long/Short Equity Fund and Hatteras Long/Short Debt Fund commenced operations on May 2, 2011. On May 23, 2011 the Board of Trustees (the “Board”) approved a plan of liquidation for Hatteras Beta Hedged Strategies Fund (“Beta”), a previous series of the Trust. Effective June 15, 2011, the Fund stopped accepting purchases and Beta liquidated its assets on August 1, 2011. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Long/ Short Equity, and Long/Short Debt (the “Funds”).

Alpha offers No Load Shares; Class A Shares, Class C Shares and Institutional shares; Long/Short Equity and Long/Short Debt offer Class A Shares and Institutional shares. Class A shares of Alpha commenced operations on May 2, 2011. The Class A shares for Alpha, Long/Short Equity, and Long/Short Debt have a sales charge (load) of 4.75% (of the offering price). All Class A shares have an annual fee (distribution fees) of 0.25%. The Class C Shares have a contingent deferred sales charge of 1.00% for shares liquidated within 364 days of purchase and an annual 12b-1 fee of 1.00%.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

THIRTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Funds’ and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation
The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include:  (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security;  (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds;  (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●  Level 1 — Quoted prices in active markets for identical securities.
●  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2011:

Alpha	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$391,423,203	$—	$391,423,203
Money Market Funds	5,373,672	—	—	5,373,672
Total Investments in Securities	$5,373,672	$391,423,203	$—	$396,796,875
Long/Short Equity	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$92,237,526	$—	$92,237,526
Money Market Funds	1,001,349	—	—	1,001,349
Total Investments in Securities	$1,001,349	$92,237,526	$—	$93,238,875
Long/Short Debt	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$—	$47,739,162	$—	$47,739,162
Money Market Funds	957,406	—	—	957,406
Total Investments in Securities	$957,406	$47,739,162	$—	$48,696,568

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Funds’ investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Convertible Securities (continued)
common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/ Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. Managed Futures uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Futures Contracts (continued)

required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the

NINETEEN

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Options (continued)
premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Derivative Transactions
The Funds did not directly engage in any derivative transactions during the year ended December 31, 2011. All derivative transactions were implemented within the

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Derivative Transactions (continued)
Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the year ending December 31, 2011 included options, futures, and swaps contracts.

Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Funds intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years include the tax years ended December 31, 2008 through December 31, 2009 and

TWENTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)
open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2011. The Funds have no tax examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the year ended December 31, 2011, the Funds did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

As of December 31, 2011, the UFT consisted of the following Portfolios:

●  Event Driven
●  Long/Short Equity
●  Market Neutral (formerly known as Market Neutral Equity)
●  Relative Value-Long/Short Debt (formerly known as Relative Value)
●  Managed Futures

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Event Driven (continued)

exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

by the Portfolio may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities — both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)

implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

TWENTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Market Neutral (formerly, Market Neutral Equity) (continued)

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Portfolio may

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)

also invest up to 100% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy/Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income Arbitrage: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures

Investment Objective
The Managed Futures Portfolio seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Portfolio’s portfolio.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary of the Portfolio is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons,

TWENTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Managed Futures (continued)

sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures — Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures — Systematic: The Portfolio may employ systematic strategies that implement processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

THRITY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

	Year Ended		Year Ended
	December 31, 2011		December 31, 2010
	Total	Portfolio	Total	Portfolio
	Return	Turnover Rate	Return	Turnover Rate

Event Driven	4.48%	286%	16.30%	233%
Long Short Equity	7.41%	293%	-3.21%	427%
Managed Futures*	-2.70%	0%	n/a	n/a
Market Neutral	-2.38%	174%	-1.98%	228%
Relative Value - Long/Short Debt	0.00%	107%	13.79%	116%

* The Portfolio commenced operations on September 28, 2011.

Cost of purchases and proceeds from sales of the Portfolios for the year ended December 31, 2011 (excluding short-term investment) were as follows:

	Alpha
	Purchases	Sales
Event Driven	$26,252,740	$37,839,589
Long Short Equity	72,180,577	41,775,887
Managed Futures	46,912,702	5,728,288
Market Neutral	24,466,587	34,980,859
Relative Value — Long/Short Debt	57,351,270	34,017,881
Total Purchases and Sales	$227,163,876	$154,342,504

	Long/Short Equity		Long/Short Debt
	Purchases	Sales	Purchases	Sales

Event Driven	$—	$—	$—	$—
Long Short Equity	90,804,232	1,480,213	—	—
Market Neutral	—	—	—	—
Relative Value — Long/Short Debt	—	—	50,632,555	1,775,076
Total Purchases and Sales	$90,804,232	$1,480,213	$50,632,555	$1,775,076

THIRTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

4. FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:

	Alpha	Long/Short Equity	Long/Short Debt
Cost of Investments	$370,081,375	$90,309,097	$49,737,302
Gross tax unrealized
appreciation	30,999,368	2,930,082	47,629
Gross tax unrealized
depreciation	(4,283,868)	(304)	(1,088,363)
Net tax unrealized appreciation
(depreciation)	$26,715,500	$2,929,778	$(1,040,734)

At December 31, 2011, the components of distributable earnings/(losses) on a tax basis were as follows:

	Alpha	Long/Short Equity	Long/Short Debt

Net unrealized appreciation / (depreciation)	$26,715,500	$2,929,778	$(1,040,734)
Undistributed ordinary income	—	—	—
Capital loss carryover	(58,853,079)	—	—
Accumulated other gain/(loss)	1,258,633	—	—
Total distributable earnings/ (losses)	$30,878,946	$2,929,778	$(1,040,734)

The tax character of distributions for the Funds was as follow:

Year Ended
December 31, 2011
Alpha

Distributions paid from:
Ordinary income	$334,768
Long-term capital gain	—
$334,768

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

THIRTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

4. FEDERAL INCOME TAXES (CONTINUED)
As of December 31, 2011, the Funds had accumulated capital loss carryovers of:

	Capital Loss
	Carryover	Expires

Hatteras Alpha Hedged Strategies Fund*	$39,004,127	12/31/2015
Hatteras Alpha Hedged Strategies Fund^	19,848,952	12/31/2016

*	The entire amount of $39,004,127 is related to the merger of the Equity Options Overlay Portfolio the Long/Short Equity-Global Portfolio and the Global Hedged Income Portfolio.
^	The entire amount of $19,848,952 is related to the merger of the Long/Short Equity Healthcare /Biotech Portfolio, the Long/Short Equity-REIT Portfolio and the Global Hedged Income Portfolio.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending December 31, 2011.

No distribution calculation is required as of December 31, 2011 for Long/Short Equity and Long/Short Debt.

5. INVESTMENT ADVISORY AGREEMENT,OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS

Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Funds, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of each of the Funds at the following annual rates beginning May 1, 2011:

Alpha Fund	0.25%
Long/Short Equity Fund	0.00%
Long/Short Debt Fund	0.00%

THRITY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. INVESTMENT ADVISORY AGREEMENT,OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)

Investment Advisor (continued)

Additionally, beginning May 1, 2011, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor. Prior to April 30, 2011, each Portfolio paid a management fee of 2.50% of such Portfolio’s average daily net assets to the Advisor.

The Advisor is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have entered into agreements with the Advisor (“Shareholder Servicing Agreement”) and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Advisor receives an annual shareholder servicing fee equal to 0.25% of the average daily net assets of the Funds’ No Load and Class A shares from which the shareholder servicing agents are paid. Effective June 7, 2011, the shareholder servicing fee was removed from the Class A shares.

The Advisor has also entered into an Operating Services Agreement, as amended (the ”Services Agreement”) with the Funds to provide virtually all day-to-day services to the Funds. The Funds pay the Advisor an annual operating services fee at the following annual rates beginning on October 1, 2011:

Alpha Fund — No Load, Class A and Class C	1.59%
Alpha Fund — Institutional Class	0.84%
Long/Short Equity Fund — Class A	0.84%
Long/Short Equity Fund — Institutional Class	0.59%
Long/Short Debt Fund — Class A	0.84%
Long/Short Debt Fund — Institutional Class	0.59%

For the period May 1, 2011 through September 30, 2011, the Funds paid the Advisor an annual operating services fee at the following annual rates:

Alpha Fund — No Load, Class A and Class C	1.49%1
Alpha Fund — Institutional Class	N/A
Long/Short Equity Fund — Class A	0.74%1
Long/Short Equity Fund — Institutional Class	0.49%1
Long/Short Debt Fund — Class A	0.74%1
Long/Short Debt Fund — Institutional Class	0.49%1

1	Alpha Fund — Class A, Long/Short Equity Fund — Class A and Institutional Class and Long/Short Debt Fund — Class A and Institutional Class inception date: May 2, 2011
2	Alpha Fund — Institutional Class inception date: September 30, 2011

THIRTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. INVESTMENT ADVISORY AGREEMENT,OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)

Investment Advisor (continued)
Prior to April 30, 2011, the Alpha Fund paid the Advisor an annual operating services fee at the following annual rates:

Alpha Fund — No Load and Class C                                       0.74%

Additionally, the UFT has entered into a similar operating services agreement with the Advisor beginning May 1, 2011, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets. The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Prior to April 30, 2011, each Portfolio paid the Advisor 0.50% of the Portfolio’s average daily net assets. The combined effect of the UFT’s management fee and operating services agreement prior to April 30, 2011 was a total annual operating expense of 3.00% for the UFT. Beginning October 1, 2011, the Advisor has contractually agreed to waive all or a portion of its operating services fees and/or pay expenses of the Fund to ensure that its Net Annual Fund Operating Expenses do not exceed the Expense Caps. The Expense Caps will remain in effect through at least September 30, 2012, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. Because the Funds primarily invest in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement, the Shareholder Servicing Agreement, the Rule 12b-1 Plan the Services Agreement and the Expense Cap, result in a cap or ceiling on each Fund’s ordinary annual operating expenses at the following annual rates (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

	No Load	Class A	Class C	Institutional Class
Alpha Fund	3.99%	3.99%	4.74%	2.99%
Long/Short Equity Fund	n/a	2.99%	n/a	2.49%
Long/Short Debt Fund	n/a	2.99%	n/a	2.49%

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Advisor will provide, or arrange to provide, essentially all day-to-day operational services to the Funds. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Funds as well as related bookkeeping expenses.

THIRTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. INVESTMENT ADVISORY AGREEMENT,OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)

Investment Advisor (continued)
Furthermore, the Advisor has entered into an Expense Limitation Agreement with the Trust on behalf of the Alpha Fund. The Expense Limitation Agreement will be for consecutive one year terms, terminable by the Board or the Advisor at the end of each term by providing 60 days’ notice, and will be in effect at least through April 30, 2012. The Agreement institutes the following breakpoint schedule applicable to the fees of the Fund (including management, operating services and shareholder servicing fees, but excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses):

Alpha Fund Assets for No	Fee Limitation (based on	Fee Limitation (based on
Load, Class A and Class C	average daily net assets)	average daily net assets)
	No Load and Class A	Class C
First $0 to $300 million of each
class except Institutional
Class	3.99%	4.74%
Assets in excess of $300 million
of each class except
Institutional Class	2.99%	3.74%

Pursuant to the Expense Limitation Agreement and the schedule described above, the Services Agreement is subject to a breakpoint pricing schedule. The operating services fee paid under the Services Agreement will be 1.49% of the Alpha Fund’s average daily net assets of No Load, Class A and Class C shares up to $300 million and 0.49% on No Load, Class A and Class C share assets in excess of $300 million. Any waiver in management fees or payment of Alpha Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests. This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense limitation. The Advisor may request recoupment for management fee waivers and/or Fund expense payments made in the prior three fiscal years from the date the fees were waived and/or expenses were paid. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board.

THIRTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. INVESTMENT ADVISORY AGREEMENT,OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS (CONTINUED)
Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of December 31, 2011 are as follows:

	Recoverable Amount	Year of Expiration
Hatteras Alpha Hedged Strategies Fund	$200,958	12/31/2014
Hatteras Long/Short Equity Fund	$10,110	12/31/2014
Hatteras Long/Short Debt Fund	$8,268	12/31/2014

Distribution
Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. The Advisor compensates the Distributor under a distribution agreement in place between the two entities. The Advisor is also responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Distributor receives an annual distribution and service (Rule 12b-1) fee equal to 0.25% of the Class A shares’ average daily net assets.

The Alpha Class C is subject to a Rule 12b-1 Distribution Plan. The 12b-1 fee is in the amount of 1.00% of the average daily net assets attributable to Class C shares.

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

THIRTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of each Fund were as follows:

	Alpha	Alpha	Alpha	Alpha
	No Load	Class A	Class C	Institutional Class
Shares outstanding, December 31, 2009	23,697,625	—	2,255,004	—
Shares sold	18,609,865	—	552,075	—
Shares issued to shareholders in
reinvestment of distributions	62,167	—	—	—
Shares redeemed	(13,776,445)	—	(808,965)	—

Shares outstanding, December 31, 2010	28,593,212	—	1,998,114	—
Shares sold	24,078,812	378,548	1,248,110	1,985,945
Shares issued to shareholders in
reinvestment of distributions	26,083	181	1,905	1,011
Shares redeemed	(19,631,993)	(72,039)	(590,815)	(15,234)
Shares outstanding, December 31, 2011	33,066,114	306,690	2,657,314	1,971,722

Transactions in shares of each Fund were as Follows:

		Long/Short		Long/Short
	Long/Short	Equity	Long/Short	Debt
	Equity	Institutional	Debt	Institutional
	Class A	Class	Class A	Class
Commnecement of operations, May 2, 2011	—	—	—	—
Shares sold	294,859	9,509,452	700,117	5,001,115
Shares issued to
shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(1,196)	(549,571)	(118,671)	(554,132)
Shares outstanding, December 31, 2011	293,663	8,959,881	581,446	4,446,983

THIRTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
7. CREDIT FACILITY
For cash management purposes, Alpha has the ability to utilize a credit facility provided by Deutsche Bank under a Loan and Pledge Agreement (“Agreement”) dated August 8, 2008. The Agreement was amended on October 31, 2011, extending the facility until April 30, 2012. Alpha may borrow up to 27.5% of the fund’s net assets, with a maximum principal amount of $50,000,000. Alpha’s investments in the UFT are pledged as collateral for the credit facility. The Agreement can be terminated by either the Funds or Deutsche Bank. Alpha pays a 1% facility fee under the Agreement on the maximum principal amount.

At December 31, 2011, no amount was outstanding under the Agreement. The maximum amount outstanding during the year ending December 31, 2011 under the credit facility for Alpha was $50,000,000. For the same period Alpha had an outstanding average daily balance of $410,959, under the credit facility. For the year ended December 31, 2011, the weighted average rate paid on the loan for Alpha was 3.49%. As collateral for the loan, Alpha is required under the loan and pledge agreements to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 17, 2012, the Trust entered into a new credit facility with U.S. Bank National Association, replacing the Loan and Pledge Agreement with Deutsche Bank dated August 8, 2008. The Trust may borrow up to 33.3% of the Trust’s net assets, with a maximum principal amount of $50,000,000. The Trust’s investments in the UFT are pledged as collateral for the credit facility. The Trust does not pay a facility fee under the new agreement.

THRITY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

FINANCIAL HIGHLIGHTS

	No Load
	Year Ended
Hatteras Alpha Hedged Strategies Fund	2011		2010		2009		2008		2007

Per Share Data1:
Net Asset Value, Beginning of Period	$10.41		$10.00		$8.95		$13.30		$13.27
Gain (Loss) from Investment Operations:
Net investment income (loss)2	(0.19)		(0.12)		(0.13)		(0.16)		0.04
Net realized and unrealized gain (loss) on
investments	0.27		0.55		1.80		(4.04)		1.02
Total Gain (Loss) from Investment
Operations	0.08		0.43		1.67		(4.20)		1.06
Less Dividends and Distributions:
Net investment income	(0.01)		(0.02)		(0.62)		(0.13)		(0.25)
Net realized gains	—		—		—		(0.02)		(0.78)
Total Dividends and Distributions	(0.01)		(0.02)		(0.62)		(0.15)		(1.03)
Net Asset Value, End of Period	$10.48		$10.41		$10.00		$8.95		$13.30
Total Return	0.76%		4.34%		18.95%		(31.63)%		8.25%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$346,382		$297,715		$236,957		$314,600		$704,681
Ratio of expenses including dividends on
short positions and interest expense and tax
expense to average net assets:	4.62	%3,4	4.78	%3,4	5.97	%3,4	5.84	%3,4	6.10	%3,4
Ratio of expenses excluding dividends on
short positions and interest expense and tax
expense to average net assets:	3.89	%3	3.90	%3	3.99	%3	3.99	%3	3.99	%3
Ratio of net investment income (loss)
including dividends on short positions,
interest expense and tax expense to
average net assets:	(1.76%)		(1.17)%		(1.35)%		(1.32)%		0.32%
Ratio of dividends on short positions,
interest expense and tax expense
to average net assets:	0.73	%4	0.88	%4	1.98	%4	1.85	%4	2.11	%4
Portfolio turnover rate	45%		33%		54%		19%		0%

1	Information presented relates to a share of capital stock outstanding for the entire period.
2	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
3
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the years ended December 31, 2011 and December 31, 2010, the indirect annualized expense ratio for such expenses is 2.26% and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

4	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)

	Class A
	Period from
	May 2,
	2011
	through
	December 31, 20111
Hatteras Alpha Hedged Strategies Fund

Per Share Data:2
Net Asset Value, Beginning of Period	$10.81
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.15)
Net realized and unrealized gain (loss) on investments	(0.18)
Total Gain (Loss) from Investment Operations	(0.33)
Less Dividends and Distributions:
Net investment income	(0.01)
Net realized gains	—
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$10.47
Total Return	(3.06	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$3,212
Ratio of expenses including dividends on short positions, interest expense and
tax expense to average net assets:	4.79	%5,6,7
Ratio of expenses excluding dividends on short positions, interest expense
and tax expense to average net assets:	3.97	%5,6
Ratio of net investment income (loss) including dividends on short positions,
interest expense and tax expense to average net assets:	(2.17	)%5
Ratio of dividends on short positions and interest expense and tax expense to
average net assets:	0.82	%5,7
Portfolio turnover rate	45%

1	The class commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.92% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)
Hatteras Alpha Hedged Strategies Fund	Class C
	Year Ended
	2011		2010		2009		2008		2007
Per Share Data:1
Net Asset Value, Beginning of Period	$10.27		$9.93		$8.88		$13.18		$13.21
Gain (Loss) from Investment Operations:
Net investment income (loss)2	(0.27)		(0.19)		(0.20)		(0.24)		(0.06)
Net realized and unrealized gain (loss) on
investments	0.26		0.53		1.79		(3.99)		1.01
Total Gain (Loss) from Investment
Operations	(0.01)		0.34		1.59		(4.23)		0.95
Less Dividends and Distributions:
Net investment income	(0.01)		—		(0.54)		(0.06)		(0.23)
Net realized gains	—		—		—		(0.01)		(0.75)
Total Dividends and Distributions	(0.01)		—		(0.54)		(0.07)		(0.98)
Net Asset Value, End of Period	$10.25		$10.27		$9.93		$8.88		$13.18
Total Return	(0.11)%		3.42%		18.13%		(32.17)%		7.60%
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$27,242		$20,518		$22,386		$28,692		$37,048
Ratio of expenses including dividends on
short positions, interest expense and tax
expense to average net assets:	5.44	%3,4	5.53	%3,4	6.72	%3,4	6.59	%3,4	6.85	%3,4
Ratio of expenses excluding dividends on
short positions, interest expense and tax
expense to average net assets:	4.71	%3	4.65	%3	4.74	%3	4.74	%3	4.74	%3
Ratio of net investment income (loss)
including dividends on short positions,
interest expense and tax expense to
average net assets:	(2.57)%		(1.92)%		(2.10)%		(2.07)%		(0.43)%
Ratio of dividends on short positions,
interest expense and tax expense to
average net assets:	0.73	%4	0.88	%4	1.98	%4	1.85	%4	2.11	%4
Portfolio turnover rate	45%		33%		54%		19%		0%

1	Information presented relates to a share of capital stock outstanding for the entire period.
2	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
3
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the years ended December 31, 2011 and December 31, 2010, the indirect annualized expense ratio for such expenses is 2.26% and 2.91%, respectively, for the annual operating expenses, plus interest and dividends on short sales. For all other years the indirect annualized expense ratio was 3.00%. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

4	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
	Institutional Class
FINANCIAL HIGHLIGHTS (CONTINUED)	Period from September 30, 2011 through December 31, 20111
Hatteras Alpha Hedged Strategies Fund
Per Share Data2:
Net Asset Value, Beginning of Period	$10.28
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.03)
Net realized and unrealized gain (loss) on investments	0.26
Total Gain (Loss) from Investment Operations	0.23
Less Dividends and Distributions:
Net investment income	(0.01)
Net realized gains	—
Total Dividends and Distributions	(0.01)
Net Asset Value, End of Period	$10.50
Total Return	2.23	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$20,709
Ratio of expenses including dividends on short positions, interest
expense and tax expense to average net assets:	3.82	%5,6,7
Ratio of expenses excluding dividends on short positions, interest
expense and tax expense to average net assets:	2.99	%5,6
Ratio of net investment income (loss) including dividends on short
positions, interest expense and tax expense to average net assets:	(1.21	)%5
Ratio of dividends on short positions, interest expense and tax expense to
average net assets:	0.83	%5,7
Portfolio turnover rate	45%

1	The class commenced operations on September 30, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from September 30, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.92% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)	Class A
	Period from
	May 2, 2011
	through
	December 31, 20111
Hatteras Long/Short Equity Fund
Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.07)
Net realized and unrealized gain (loss) on investments	0.15
Total Gain (Loss) from Investment Operations	0.08
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.08
Total Return	0.80	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$2,959
Ratio of expenses including dividends on short positions and interest expense
to average net assets:	3.55	%5,6,7
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.92	%5,6
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(1.03	)%5
Ratio of dividends on short positions and interest expense to average net
assets:	0.63	%5,7
Portfolio turnover rate	3%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.88% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)
	Institutional Class
	Period from
	May 2, 2011
	through December 31,
Hatteras Long/Short Equity Fund	20111
Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.03)
Net realized and unrealized gain (loss) on investments	0.13
Total Gain (Loss) from Investment Operations	0.10
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.10
Total Return	1.00	%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$90,501
Ratio of expenses including dividends on short positions and interest expense
to average net assets:	3.04	%5,6,7
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.41	%5,6
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(0.53	)%5
Ratio of dividends on short positions and interest expense to average net
assets:	0.63	%5,7
Portfolio turnover rate	3%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.88% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)	Class A
	Period from
	May 2, 2011
	through
	December 31, 20111
Hatteras Long/Short Debt Fund
Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.07)
Net realized and unrealized gain (loss) on investments	(0.30)
Total Gain (Loss) from Investment Operations	(0.37)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.63
Total Return	(3.70	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$5,598
Ratio of expenses including dividends on short positions and interest expense
to average net assets:	3.31	%5,6,7
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.88	%5,6
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(1.01	)%5
Ratio of dividends on short positions and interest expense to average net
assets:	0.43	%5,7
Portfolio turnover rate	5%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.86% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)
FINANCIAL HIGHLIGHTS (CONTINUED)
	Institutional Class
	Period from
	May 2, 2011
	through December 31,20111
Hatteras Long/Short Debt Fund
Per Share Data2:
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.03)
Net realized and unrealized gain (loss) on investments	(0.32)
Total Gain (Loss) from Investment Operations	(0.35)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.65
Total Return	(3.50	)%4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$42,934
Ratio of expenses including dividends on short positions and interest expense
to average net assets:	2.81	%5,6,7
Ratio of expenses excluding dividends on short positions and interest expense
to average net assets:	2.38	%5,6
Ratio of net investment income (loss) including dividends on short positions
and interest expense to average net assets:	(0.51	)%5
Ratio of dividends on short positions and interest expense to average net
assets:	0.43	%5,7
Portfolio turnover rate	5%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
4	Not Annualized.
5	Annualized.
6
Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.86% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

FORTY-SEVEN

ADDITIONAL TAX INFORMATION (UNAUDITED)
Long Term Capital Gain Designation

The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year:

Hatteras Alpha Hedged Strategies Fund	$—
Hatteras Long/Short Equity	—
Hatteras Long/Short Debt	—

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:
Hatteras Alpha Hedged Strategies Fund	10.37%
Hatteras Long/Short Equity	0.00%
Hatteras Long/Short Debt	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011 was as follows:

Hatteras Alpha Hedged Strategies Fund	7.98%
Hatteras Long/Short Equity	0.00%
Hatteras Long/Short Debt	0.00%

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2011 was as follows:

Hatteras Alpha Hedged Strategies Fund	72.43%
Hatteras Long/Short Equity	0.00%
Hatteras Long/Short Debt	0.00%

FORTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited)

As a shareholder of the Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund or Hatteras Long/Short Debt Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs, including sales charges and deferred sales charges (loads) on redemptions of shares held less than one year for Class C shares; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/11 – 12/31/11).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. The example below includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, operating services fees and interest expense. However, the example below does not include portfolio trading comissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio

FORTY-NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited) (continued)

and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS ALPHA HEDGED STRATEGIES FUND

Based on Actual Total Return1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
No Load Class
Actual4	-2.52%	$1,000.00	$974.80	4.71%	$23.44
Hypothetical (5%
return before
expenses)5	2.52%	1,000.00	1,001.46	4.71%	23.76
Class A
Actual6	-2.61%	1,000.00	973.90	4.79%	23.83
Hypothetical (5%
return before
expenses)7	2.52%	1,000.00	1,001.06	4.79%	24.16
Class C
Actual8	-2.94%	1,000.00	970.60	5.49%	27.27
Hypothetical (5%
return before
expenses)9	2.52%	1,000.00	997.53	5.49%	27.64
Institutional Shares
Actual10	2.23%	1,000.00	1,022.30	3.82%	9.74
Hypothetical (5%
return before
expenses)11	2.52%	1,000.00	1,005.95	3.82%	19.31

FIFTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited) (continued)
HATTERAS LONG/SHORT EQUITY FUND

Based on Actual Total Return1

	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual12	0.90%	$1,000.00	$1,009.00	3.54%	$17.93
Hypothetical (5%
return before
expenses)13	2.52%	1,000.00	1,007.36	3.54%	17.91

Institutional Shares
Actual14	1.10%	1,000.00	1,011.00	3.04%	15.41
Hypothetical (5%
return before
expenses)15	2.52%	1,000.00	1,009.88	3.04%	15.40

HATTERAS LONG/SHORT DEBT FUND
Based on Actual Total Return1
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	The Period3
Class A
Actual16	-3.02%	$1,000.00	$969.80	3.31%	$16.43
Hypothetical (5%
return before
expenses)17	2.52%	1,000.00	1,008.52	3.31%	16.76

Institutional Shares
Actual18	-2.82%	1,000.00	971.80	2.81%	13.97
Hypothetical (5%
return before
expenses)19	2.52%	1,000.00	1,011.04	2.81%	14.24

FIFTY-ONE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited) (continued)

2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Except for Hatteras Alpha Hedged Strategies Fund Institutional Shares which is 92/365 (to reflect the since inception date of September 30, 2011).

4	Excluding interest expense and dividends on short positions, your actual expenses would by $9.86.

5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $10.06.

6	Excluding interest expense and dividends on short positions, your actual expenses would by $10.20.

7	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $10.41.

8	Excluding interest expense and dividends on short positions, your actual expenses would by $13.66.

9	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $13.94.

10	Excluding interest expense and dividends on short positions, your actual expenses would by $2.78.

11	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $5.55.

12	Excluding interest expense and dividends on short positions, your actual expenses would by $14.74.

13	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $14.75.

14	Excluding interest expense and dividends on short positions, your actual expenses would by $12.22.

15	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $12.23.

16	Excluding interest expense and dividends on short positions, your actual expenses would by $14.30.

17	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $14.60.

18	Excluding interest expense and dividends on short positions, your actual expenses would by $11.83.

19	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would by $12.08.

FIFTY-TWO

BOARD OF TRUSTEES

The identity of the Board Members and brief biographical information is set forth below.

Number of
Portfolios in
		Term of	Principal	Fund	Other
Name, Address		Office and Length of Time	Occupation During the Past	Complex Overseen	Directorships held by
and Age	Position	Served	Five Years	by Trustee**	Trustee
Joseph E. Breslin (57)	Trustee	Indefinite	Private Investor (2009	7	Director,
c/o Hatteras Funds,	and	Term	to Present), Chief		Kinetics
8540 Colonnade	Chairman	since 2004	Operating Officer,		Mutual Funds,
Center Drive,			Central Park Credit		Inc. (mutual
Suite 401			Holdings, Inc. (2007		fund) from
Raleigh, NC 27615			to 2009), Chief		2000 to Present
			Operating Officer,		(9 portfolios);
			Aladdin Capital		Trustee,
			Management LLC		Kinetics
			(February 2005 to		Portfolios
			2007); Independent		Trust (mutual
			Consultant,		fund) from
			Independence		2000 to Present
			Community Bank		(9 portfolios).
(May 2003 to January
2005).
Thomas Mann (61)	Trustee	Indefinite	Managing Director	7	None
c/o Hatteras Funds,		Term	and Group Head
8540 Colonnade		since 2002	Financial Institutions
Center Drive,			Group, Société
Suite 401			Générale, Sales of
Raleigh, NC 27615			Capital Market Solutions and
Products (2003 to Present)
Gregory S. Sellers (52)	Trustee	Indefinite	Chief Financial	17	None
8540 Colonnade		Term	Officer, Imagemark
Center Drive,		since 2009	Business Services,
Suite 401			Inc.,aproviderof
Raleigh, NC 27615			marketing and print communications
solutions (June 2009 to Present). Chief Financial Officer and
Director, Kings Plush, Inc.,afabric
manufacturer (2003 to June 2009).

FIFTY-THREE

BOARD OF TRUSTEES
(continued)

Number of
Portfolios in
		Term of	Principal	Fund	Other
		Office and	Occupation	Complex	Directorship
Name, Address		Length of Time	During the Past	Overseen	heldy by
and Age	Position	Served	Five Years	by Trustee**	Trustee
Steve E. Moss (58)	Trustee	Indefinite	Principal, Holden,	17	None
c/o Hatteras Funds,		Term	Moss, Knott, Clark,
8540 Colonnade		since 2009	Copley & Hoyle, PA,
Center Drive,			accountants and
Suite 401			business consultants
Raleigh, NC 27615			(1996 to Present). Member Manager,
HMKCT Properties, LLC (1996 to Present).
H. Alexander Holmes	Trustee	Indefinite	Founder, Holmes	17	None
(69)		Term	Advisory Services,
c/o Hatteras Funds,		since 2009	LLC, a financial
8540 Colonnade			consultation firm
Center Drive,			(1993 to Present).
Suite 401
Raleigh, NC 27615
INTERESTED TRUSTEES
David B. Perkins (49)	Trustee	Indefinite	Chairman and Chief	17	None
c/o Hatteras Funds,	and	Term	Executive Officer,
8540 Colonnade	President*	since 2009	Each Fund in the
Center Drive,			Hatteras Fund
Suite 401			Complex. (2004 to
Raleigh, NC 27615			Present). President and Managing Principal, Hatteras Investment Partners
LLC (2003 to Present).
*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of two funds) and (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, (iii) Hatteras 1099 Advantage Fund, Hatteras 1099 Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

FIFTY-FOUR

FUND MANAGEMENT

Term of Office
		and Length of	Principal Occupation
Name, Address and Age	Position	Time Served	During the Past Five Years
OFFICERS
Robert Lance Baker (39) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009
Mr. Baker joined Hatteras in March 2008 and is currently the Chief Financial Officer of Hatteras and its affiliated entities. Prior to joining Hatteras, Mr. Baker was Controller, and later Vice President of Operations, at Smith Breeden Associates. Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in Durham, NC.

J. Michael Fields (38) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
Andrew P. Chica (36) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of Hatteras and its affiliates in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Trustee for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

FIFTY-FIVE

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

At its meeting in-person held on August 23, 2011 and having met previously on August 18, 2011, the Board of Trustees (the “Board”) of Hatteras Alternative Mutual Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current investment advisory agreement (the “Advisory Agreement”) and the Operating Services Agreement (the “Operating Services Agreement”) between the Trust, on behalf of its four series, the Hatteras Alpha Hedged Strategies Fund, the Hatteras Long/Short Equity Fund, the Hatteras Long/Short Debt Fund and the Hatteras Hedged Strategies Fund (together, the “Funds”), and Hatteras Alternative Mutual Funds, LLC (the “Advisor”). The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:

●	The compensation payable to the Advisor under the Advisory Agreement;
●	The Fund’s Expense Limitation Agreement in which the Adviser has contractually agreed to waive all or a portion of its operating services fees;
●	The nature, scope and quality of the services provided by the Advisor;
●	The performance of the Funds since Hatteras took over the operations of the Fund on an absolute basis and on a relative basis in comparison to its peers; and
●	The potential economies of scale to be gained under the management by the Advisor.

The Independent Trustees evaluated each of these factors based on their own direct experience with the Advisor and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to continue the Advisory Agreement or the Operating Services Agreement, but each was a factor in the Independent Trustees’ consideration. Greater detail regarding the Independent Trustee’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance since the Advisor took over the operations of the Funds in September, 2009. In assessing the quality of the portfolio management delivered by the Advisor, the Independent Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Morningstar, Inc., and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Advisor. The Independent Trustees noted that performance figures for each Fund since the Adviser took over the operations of the Funds. The Independent Trustees also noted that during the course of the prior two years they had met quarterly with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Independent Trustees concluded that the Advisor’s performance overall was satisfactory under current market conditions.

FIFTY-SIX

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement and the Operating Services Agreement under Section 15 of the Investment Company Act. These materials included, among other thing, information regarding: (a) the Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on the cost to the Advisor of sponsoring the Funds and the Advisor’s profitability in connection with such sponsorship; (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Advisor in response to the requests of the Independent Trustees and the Fund Administrator; (e) the disclosures and responses in Parts I and II of the Advisor’s Form ADV registration as filed with the SEC; (f) the Advisor’s policy with respect to proxy voting; (g) the Advisor’s brokerage allocation and soft dollar practices; (h) the Advisor’s insurance arrangements, both for the Funds and the Advisor’s other clients; (i) regulatory issues; (j) the Advisor’s compliance program and chief compliance officer; and (k) other material factors affecting the Advisor.

After reviewing these materials, the Independent Trustees assessed the overall quality of services provided to each Fund. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of each Fund. The Board also considered the operational strength of the Advisor, including enhanced procedures with respect to the review and selection of sub-advisers, enhanced sales and marketing resources and distribution by Hatteras Capital Distributors, LLC. The Independent Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth, and reviewed the Advisor’s compliance with any reimbursement requirements of the Funds. The Independent Trustees also reviewed the structure of the Advisor’s compliance procedures and their effectiveness during the prior year. The Independent Trustees noted that during the course of the prior year they had met quarterly with the Advisor in person to discuss various performance, marketing and compliance items. The Independent Trustees also noted any services that extended beyond portfolio management, and they considered the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition. The Independent Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Independent Trustees then discussed in greater detail, with the assistance of the Trust’s Chief Compliance Officer (the “CCO”), the Advisor’s handling of compliance matters. The CCO reported to the Independent Trustees on the effectiveness of the Advisor’s compliance program. The CCO noted that the Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics, to which the CCO offered his own certification that the Codes were compliant with applicable regulations. The Independent Trustees also discussed the Advisor’s business continuity plan. After reviewing the Advisor’s compliance policies and procedures with respect to each Fund, based on the assurances and information provided to them by the CCO, the Independent Trustees concluded that the Advisor’s policies and procedures were satisfactory.

FIFTY-SEVEN

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Advisor’s fees. The Independent Trustees considered, among other things, a detailed review of the expense analysis report provided to them and other pertinent material with respect to each Fund. The Independent Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections. The Independent Trustees considered the cost structure of each Fund relative to its peer funds and separate accounts, as well as expense waivers and reimbursements of the Advisor.

The Independent Trustees also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor. The Independent Trustees acknowledged that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor committed to continue to refine the comparative data and monitor the marketplace for more comparable products. After further consideration, the Independent Trustees considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Funds’ investment objectives, strategies limitations and restrictions. The Independent Trustees noted that the sub-advisory and research consultant fees were paid out of the Advisor’s fee. The Independent Trustees also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds. Based on all of this information, the Independent Trustees concluded that the Funds’ total expenses were reasonable.

The Independent Trustees also discussed the overall profitability of sponsoring each Fund to the Advisor, reviewing the Advisor’s financial information. The Independent Trustees considered both the direct and indirect benefits to the Advisor from advising the Funds. The Independent Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the applicable advisory agreement and any expense subsidization undertaken by the Advisor, as well as each Fund’s brokerage commissions and use of soft dollars by the various sub-advisors. These considerations were based on material requested by the Trustees and the Fund Administrator specifically for the meeting, as well as the in-person presentations made by the Advisor over the course of the year. After further discussion, the Independent Trustees concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor had maintained adequate financial strength to support the services to its Funds.

FIFTY-EIGHT

The Independent Trustees reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (a) the Advisor was able to retain quality personnel, including, overseeing the various sub-advisors, (b) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement and the Operating Services Agreement, (c) the Advisor was very responsive to the requests of the Independent Trustees, (d) the Advisor had consistently kept the Independent Trustees apprised of developments related to the Funds and the industry in general and (e) the Advisor continued to demonstrate the ability to grow the Funds.

The Independent Trustees, meeting in executive session with independent counsel after due consideration of the written and oral presentations made by the Advisor at each of the two meetings, concluded that the nature and scope of the advisory services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Independent Trustees approved continuation of the Advisory Agreement and the Operating Services Agreement between the Trust and the Advisor.

FIFTY-NINE

HATTERAS FUNDS
(each a Delaware Limited Partnership)

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

SIXTY

HATTERAS FUNDS
(each a Delaware Limited Partnership)

PRIVACY POLICY

(Unaudited) (continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you
• open an account
    • provide account information
        • give us your contact information
        • make a wire transfer
        • tell us where to send the money
   We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only • sharing for affiliates’ everyday business purposes — information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust

SIXTY-ONE

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

and

U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Fund's current prospectus.

___________________________________________________

Annual Report
For the period ending December 31, 2011
HATTERAS HEDGED STRATEGIES FUND
___________________________________________________

A LETTER FROM THE PRESIDENT

Robert L. Worthington, CFA

On behalf of Hatteras Funds, I would like to thank our investors for the confidence you place in us to help manage your investment dollars. We take our fiduciary responsibilities seriously and will continue to put forth our greatest efforts to meet the investment objectives outlined to you and your financial advisors.

This past year was one characterized by extreme equity market volatility across the globe, together with significant and long-lasting global macro issues that whipsawed most markets. U.S. markets, bolstered by their safe haven status and reasonable valuation levels for high quality company stocks, held up relatively well compared to the rest of the world, especially emerging markets. Europe remains the main focus of worry from a global macro perspective, although economic slowing in the emerging markets of Brazil, China and India has also spurred investor concern.

Consistent with the safe haven mantra, fixed income returns among longer duration government and high quality securities were reasonable to spectacular. While one may question investing in low-yielding U.S. government securities in the face of growing fiscal deficits, near-term demand remains high.

In light of uncertain economic and capital market conditions, it is our ongoing belief that a portfolio that is both diversified and tactical may be better positioned to preserve and grow capital over the long term. In order to achieve this balance, we continue to believe that allocating to hedge fund strategies may provide downside protection during difficult market cycles, yet allow for upside capture when capital markets reflect improving economic conditions and company fundamentals.

The increasing demand for liquidity continues to drive change in alternative investments, particularly in the structure and delivery of products. We believe the Hatteras Alternative Mutual Funds provide high quality alternative investment solutions offering exposure to multiple hedge fund managers, multiple hedge fund strategies, daily liquidity and transparency. Even in these challenging times, ensuring that our portfolio and risk management efforts exceed your expectations is a commitment that never wavers.

ONE

In closing, we feel positive about the future of our organization and our ability to deliver the risk-adjusted returns outlined in our investment objectives. We thank you for your continued confidence and support.

Robert L. Worthington, CFA
President

TWO

DISCUSSION OF FUND PERFORMANCE

Michael P. Hennen, Director, Portfolio Management

Robert J. Murphy, Director, Portfolio Management

CAPITAL MARKETS REVIEW

For many equity investors, 2011 was one of the more difficult years in a long time, not nearly as bad as the financial chaos and catastrophic performance of 2008, but in some ways, just as frustrating. Volatility was high throughout the year, and correlation of equity security prices was extremely high compared to historical levels. Similar to what occurred in the U.S. fixed income market, bigger was better than smaller, as large cap stocks outperformed their small cap brethren around the globe.

In the U.S., the equity market was characterized by early concepts of an improving economy, leading strong gains in Q1 only to sell mildly in Q2 (with a last week rebound in June) as the economic data worsened. Things got worse in the summer months as the data pointed towards a higher risk of a potential double dip recession, the European debt crisis seemingly spiraled out of control, and the Chinese and Indian economies showed evidence of slowing growth. These events caused equity markets worldwide to plummet, although the U.S. held up better than Asian and European markets.

Then, investors became more confident again in Q4, especially in regards to U.S. equities as the economic data seemed to improve throughout the latter part of the quarter. Surprisingly, international stocks, including emerging markets, did not increase nearly as rapidly as those in the U.S. due to continued concern with European sovereign debt, European banking weakness, and expected slowdown in major emerging economies.

THREE

In the U.S., larger cap stocks and growth stocks outperformed the smaller/mid and value brethren respectively. Some would argue that valuations, based on current earnings and expected 2012 earnings (even with estimates for growth slowing down) have become somewhat attractive for longer term investors.

On the fixed income side, investors clearly preferred the “safe havens” of U.S. Government Bonds, with longer duration securities providing almost unheard of returns. Municipal bonds that were criticized early in the year as public finances looked (and still look) somewhat unstable proved to be another “safe haven”. High yield securities in the U.S. produced decent returns, but did not keep up with the high grade government, corporate, and municipal debt. Finally, consistent with the equity markets, foreign fixed income returns lagged those in the U.S., producing returns in the low to mid-single digits compared to high single digit to double digit returns in the U.S.

HEDGE FUND INDUSTRY REVIEW

From January 1 to December 31, hedge fund returns were generally disappointing. Broad based indices like the HFRI Fund Weighted Composite Index and the HFRI Fund of Funds Composite Index were both down about 5%. Strategies like long/ short equity, emerging markets, and convertible arbitrage struggled, losing 8% (HFRI Equity Hedge Index), 13% (HFRI Emerging Markets Index), and 5% (HFRI RV — Fixed Income Convertible Arbitrage Index) respectively, while strategies such as asset-backed, more private/Reg. D, and merger arbitrage enjoyed decent years, returning 7% (HFRI RV — Fixed Income Asset Backed Index), 9% (HFRI ED: Private Issue Reg D Index), and 2% (HFRI Merger Arbitrage Index) respectively.

In our experience, the smaller managers, especially in the long/short equity strategy, were more adept and produced better returns than the more established, larger managers. Fund of Funds allocating to the smaller managers seemed to have better returns during the year.

However, during the various short-term periods of market dislocations throughout the year, diversified hedge funds and hedge fund of funds we believe did a good job of preserving capital; one reason investors allocate to these strategies.

REVIEW OF FUND PERFORMANCE

Hatteras Hedged Strategies Fund (the “Fund”, HHSIX) returned -1.5% from the Fund’s inception on May 2, 2011 though the end of the year, outperforming the HFRI Fund of Funds Composite Index by a wide margin as that index lost -7.5% over that same time period. The Fund also outperformed the S&P 500 TR Index which returned -6.2% over the same time period. The Fund’s performance was positively impacted by strong performance from the long/short equity and event driven strategies. We are pleased with this performance overall, especially given the reduced volatility and good downside protection provided during the various short-term equity markets’ corrections that took place in July-August, and September.

FOUR

The Fund also benefited from an overweight position in health care, which was a strong performing sector in 2011. The largest sector allocation in 2011 was to information technology, which outperformed the S&P 500 TR Index and NASDAQ Index for the year.

Long/Short Equity*
Allocation: 34%
Strategic Range: 25%-45%

The Long/Short Equity strategy produced a return of 1.3% from May 2, 2011 through the end of the year, easily outdoing the HFRX Equity Hedge Index, which lost -16.1% and the S&P 500 TR Index, which returned -6.4%. We benefitted in this strategy from exposure to information technology and healthcare. Outperformance for the year was driven by good stock picking and the ability of our managers to adjust exposures quickly through an uncertain and volatile equity environment.

Market Neutral*
Allocation: 22%
Strategic Range: 15%-35%

Our Market Neutral strategy slightly outperformed the hedged index, losing -1.1% from May 2, 2011 through the end of the year versus a loss of -5.1% for the HFRX Equity Market Neutral Index. On an aggregate basis, our managers were beta-neutral to slightly net long in the information technology sector, net long energy, and neutral-to-net short basic materials during the year. This positioning worked well at times and detracted at times. Our quantitative market neutral manager was positioned beta-neutral for much of the year and ended flat. Altogether, the strategy detracted from overall performance but performed as expected during a period in equity markets marked by high correlations and low dispersion.

Relative Value—Long/Short Debt*
Allocation: 28%
Strategic Range: 15%-35%

The Relative Value—Long/Short Debt strategy underperformed the hedged index, ending down -3.4% versus the HFRX Relative Value Fixed Income-Corporate Index which was down -2.4% from May 2, 2011 through the end of the year. The key detractor for the strategy was a more recent allocation to an emerging market credit strategy that was negatively impacted by wide swings in spreads as a result of turmoil in Europe.

FIVE

Event Driven*
Allocation: 15%
Strategic Range: 5%-25%

The Event-Driven strategy dramatically out-performed the hedged index, returning -2.2% versus the HFRX Event Driven index losing -8.1% from May 2, 2011 through the end of the year. The strategy benefitted from good security selection in the second half of the year.

FUND OUTLOOK

After a careful review of 2011 and lengthy discussions among our team and underlying sub-advisers, our outlook remains cautious, but with a slight improvement in optimism. Our cautious stance stems from continued global macro headwinds including uncertainty on a number of fronts in Europe, growing U.S. fiscal deficits, and the upcoming 2012 Presidential election, as well as the slowing economies of Brazil, China and India, and their impact on global growth. In addition, we believe there is risk associated with a potential “topping out” of earnings and profit margins for U.S. companies in this cycle, although that risk may be less than it was 3-4 months ago.

The recent positive economic data in the U.S. could help spur further investment into U.S. equity markets, and place a larger emphasis on individual security level fundamentals as correlations decrease among individual securities. Furthermore, relatively low expected default rates, combined with current widened credit spreads among lower rated fixed income securities, could create a good environment for tactical credit managers.

We believe with strong balance sheets and large amounts of cash, companies will be looking for opportunities to enhance revenue growth through acquisitions which will result in a moderate level of corporate deal activity, allowing for event driven type managers to benefit. If for some reason the global macro headwinds become less of a risk in investors’ minds (which we do not believe will happen anytime soon), then deal activity would become more robust.
______________________
*
The asset class and strategy return figures presented for the Hatteras Hedged Strategies Fund indicate how each strategy performed on a stand-alone basis and are not guaranteed as to accuracy. The strategies are part of an Underlying Fund Trust (“UFT”) structure. Individual investors may not invest directly in the UFT. The return figures are net of all underlying manager fees and expenses and UFT level fees. However, the strategy return figures do not reflect Hatteras Hedged Strategies Fund expenses, including fund administration fees, custody fees, fund accounting fees, etc., which would reduce the figures shown. Consequently, the information above was included for educational purposes only and should not be used to evaluate any Hatteras Hedged Strategies Fund performance. Past performance does not guarantee future results.

SIX

In closing, we would like to again thank our investors for the confidence you have placed in the Hatteras Funds team. We are happy with the risk-adjusted performance of the Fund since its launch on May 2, 2011, but know the current environment is very challenging for all investors and therefore, we will continue our hard work and focus to meet your expectations.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS HEDGED STRATEGIES FUND

Growth of $10,000—December 31, 2011

Since
As of 12/31/2011		Inception
Hatteras Hedged Strategies Fund		-1.50%1
HFRI FOF Corporate Index		-7.47%2
S&P 500 TR Index		-6.20%1
1.	Inception date: 5/2/2011
2.	Inception date: 4/30/2011
Total Fund Operating Expenses3		3.23%
Net Fund Operating Expenses3,4		2.25%
3.	The expense ratio is taken from the Fund’s most recent prospectus dated September 30, 2011
4.	Excluding dividends on short positions and interest on borrowing

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting hatterasfunds.com.

The chart assumes an initial investment of $10,000 made on May 2, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

HATTERAS HEDGED STRATEGIES FUND

Allocation of Portfolio Assets—December 31, 2011*

______________________
* Percentages are stated as a percentage of total investments.

NINE

DEFINITIONS

HFRI ED: Merger Arbitrage Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction.

HFRI ED: Private Issue/Regulation D Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are primarily private and illiquid in nature.

HFRI Emerging Markets Index is an unmanaged index comprised of strategies which employ an investment process primarily focused on opportunities in emerging markets with no greater than 50% exposure in any specific emerging market.

HFRI Equity Hedge Index data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

HFRI RV: Fixed Income — Asset Backed Index is an unmanaged index comprised of includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a fixed income instrument backed physical collateral or other financial obligations (loans, credit cards) other than those of a specific corporation.

HFRI RV: Fixed Income — Convertible Arbitrage Index is an unmanaged index comprised of strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument.

HFRI Fund of Funds Composite Index: Funds included in the Index invest with multiple managers through funds or managed accounts. The strategy designs a diversified portfolio of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager. The fund of funds manager has discretion in choosing which strategies to invest in for the portfolio. A manager may allocate funds to numerous managers within a single strategy, or with numerous managers in multiple strategies. The minimum investment in a fund of funds may be lower than an investment in an individual hedge fund or managed account. The investor has the advantage of diversification among managers and styles with significantly less capital than investing with separate managers. The HFRI are updated three times a month: Flash Update (5th business day of the month), Mid Update (15th of the month), and End Update (1st business day of the following month). The current month and the prior three months are left as estimates and are subject to change. All performance prior to that is locked and is no longer subject to change.

TEN

HFRI Fund Weighted Composite Index is an equally weighted performance index of the HFRI hedge fund strategy indices. The HFRI hedge fund strategy indices are broken down into 32 different indices (the fund of funds indices are not included in the HFRI Fund Weighted Composite Index) and are not investable. To be included in this index, the hedge funds must fulfill the following criteria: Report monthly returns to HFRI, Report net of all fees returns, Report assets in USD. There is no required asset-size minimum to be included in the HFRI Fund Weighted Composite Index; the names of the individual hedge funds are not disclosed and there is no requirement for a certain track record length to be part of the index. A fund that does not report any longer will have its past returns kept in the index but will not be used in the future (possible survivorship bias).

HFRI Relative Value Arbitrage Index is an unmanaged index comprised of investment managers who maintain positions in which the investment thesis is predicated on realization of a valuation discrepancy in the relationship between multiple securities. Managers employ a variety of fundamental and quantitative techniques to establish investment theses, and security types range broadly across equity, fixed income, derivative or other security types.

HFRX EH: Equity Market Neutral Index is an unmanaged index comprised of strategies that employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies.

HFRX Equity Hedge Index data is sourced from Hedge Funds Research, Inc. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalization and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short.

ELEVEN

HFRX Event Driven Index is an unmanaged index comprised of managers that maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments.

HFRX RV: FI-Corporate Index includes strategies in which the investment thesis is predicated on realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. Strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk free government bond.

Standard & Poor’s (S&P) 500 Total Return Index: An index 500 stocks chosen for market size, liquidity, and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/ return characteristics of the large cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor’s. The S&P 500 is a market value weighted index – each stock’s weight in the index is proportionate to its market value.

TWELVE

SAFE HARBOR AND FORWARD-LOOKING STATEMENTS DISCLOSURE

The opinions expressed in this report are subject to change without notice. This material has been prepared or is distributed solely for informational purposes and is not a solicitation or an offer to buy any security or instrument or to participate in any trading strategy. The opinions discussed in the letter are solely those of the Investment Manager and may contain certain forward-looking statements about the factors that may affect the performance of the Hatteras Funds in the future. These statements are based on the Investment Manager’s predictions and expectations concerning certain future events and their expected impact on the Hatteras Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. It is intended solely for the use of the person to whom it is given and may not be reproduced or distributed to any other person. This should be read in conjunction with or preceded by a current prospectus. The information and statistics in this report are from sources believed to be reliable, but are not warranted by Hatteras to be accurate or complete.

IMPORTANT DISCLOSURES AND KEY RISK FACTORS

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary prospectus and prospectus contain this and other important information about the investment company, and may be obtained by calling 877.569.2382 or visiting www.hatterasfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. Fixed Income instruments are exposed to credit and interest rate risks. Investing in lower-rated (“high-yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk and liquidity risk. The Fund may also invest in:

—	smaller capitalized companies — subject to more abrupt or erratic market movements than larger, more established companies;

THIRTEEN

—	foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

—	securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

—
shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses. The Fund is non-diversified and therefore may invest in the securities of fewer issuers than diversified funds at any one time; as a result, the gains and losses of a single security may have a greater impact on the Fund’s share price.

Because the Fund is a fund-of-funds, your cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of the funds. Please refer to the summary prospectus or prospectus for more information about the Fund, including risks, fees and expenses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Fund may not be suitable for all investors.

The Fund is distributed by Hatteras Capital Distributors, LLC, an affiliate of Hatteras Alternative Mutual Funds by virtue of common control or ownership.

FOURTEEN

FINANCIAL SECTION

For the Year Ended December 31, 2011

HATTERAS FUNDS

HATTERAS FUNDS

Hatteras Hedged Strategies Fund

Financial Statements

For the year ended December 31, 2011
with Report of Independent Registered Public Accounting Firm

HATTERAS FUNDS

For the year ended December 31, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	2

Schedule of Investments	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Notes to Financial Statements	7-26

Additional Tax Information (Unaudited)	27

Expense Example	28-29

Board of Trustees	30-31

Fund Management	32

Board Approval of Investment Advisory Agreements (Unaudited)	33-36

Notice of Privacy Policy and Practices	37-38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Hatteras Alternative Mutual Funds Trust:

We have audited the accompanying statement of assets and liabilities of Hatteras Hedged Strategies Fund, a series of the Hatteras Alternative Mutual Funds Trust, including the schedule of investments, as of December 31, 2011, and the related statements of operations and changes in net assets, and the financial highlights for the period from May 2, 2011 to December 31, 2011. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and underlying funds’ administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras Hedged Strategies Fund as of December 31, 2011, and the results of its operations, the changes in its net assets, and the financial highlights for the period from May 2, 2011 to December 31, 2011, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin
February 28, 2012

TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2011

	Shares or
	Principal Amount	Value
Underlying Funds Trust — 98.3%
Event Drivena	641,979	$5,696,730
Long/Short Equitya	1,841,240	12,540,685
Market Neutrala	975,361	7,996,008
Relative Value — Long/Short Debta	1,188,120	10,099,851
Total Underlying Funds Trust (Cost $35,978,982)		$36,333,274
Money Market Funds — 1.0%
STIT — Liquid Assets Portfoliob, 0.14%	353,225	353,225
Total Money Market Funds (Cost $353,225)		353,225
Total Investments (Cost $36,332,207) — 99.3%		36,686,499
Other Assets in Excess of Liabilities — 0.7%		274,918
Total Net Assets — 100.0%		$36,961,417

Percentages are stated as a percent of net assets.

Footnotes

a — Non-income producing.
b — Rate shown is the seven day yield as of December 31, 2011.

The accompanying notes are an integral part of these financial statements.

THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

Hatteras Hedged Strategies Fund
Assets:
Investments in affiliated Portfolios, at value
(cost $35,978,982)	$36,333,274
Investments in unaffiliated securities (cost $353,225)	353,225
Receivable for fund shares issued	379,572
Dividends and interest receivable	55
Total Assets	37,066,126
Liabilities:
Payable for investments in affiliated Portfolios	96,150
Accrued management fee	5,647
Accrued operating services fee	2,912
Total Liabilities	104,709
Net Assets	$36,961,417
Net Assets Consist of:
Shares of beneficial interest	$36,681,131
Undistributed net investment income (loss)	—
Accumulated net realized gain (loss) on investments sold	(74,006)
Net unrealized appreciation (depreciation) on investments	354,292
Total Net Assets	$36,961,417
Institutional Class Shares
Net assets	$36,961,417
Shares outstanding (unlimited shares authorized, $0.001 par value)	3,753,526
Net Asset Value, Redemption Price and Offering Price Per Share	$9.85

The accompanying notes are an integral part of these financial statements.

FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF OPERATIONS

Period from May 2, 2011* through December 31, 2011

Hatteras Hedged Strategies Fund
Investment Income:
Income distributions from affiliated Portfolios	$—
Interest income from unaffiliated securities	259
Total investment income	259
Expenses:
Management Fees	27,569
Operating services fees	7,867
Total expenses	35,436
Fees Waived	(3,721)
Net Expenses	31,715
Net Investment Loss	(31,456)
Realized and Unrealized Gain (Loss) on Investments:
Realized loss from sale of affiliated Portfolios	(74,006)
Change in unrealized appreciation on affiliated Portfolios	354,292
Net Realized and Unrealized Gain on Investments	280,286
Net Increase in Net Assets Resulting from Operations	$248,830

* Commencement of operations

The accompanying notes are an integral part of these financial statements.

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

STATEMENT OF CHANGES IN NET ASSETS

HATTERAS HEDGED STRATEGIES FUND	Period from May 2, 2011^ through December 31, 2011
Operations:
Net investment loss	$(31,456)
Net realized loss on affiliated Portfolios	(74,006)
Change in unrealized appreciation on affiliated Portfolios	354,292
Net Increase in Net Assets Resulting from Operations	248,830
Dividends and Distributions to Shareholders:
Net Investment Income	—
Capital Gain Distribution	—
Total Dividends and Distributions	—
Capital Share Transactions:
Proceeds from shares issued	36,839,187
Proceeds from shares issued to holders in reinvestment of
dividends	—
Cost of shares redeemed	(126,600)
Net Increase in Net Assets from Capital Share Transactions	36,712,587
Total Increase in Net Assets	36,961,417
Net Assets:
Beginning of period	—
End of period*	$36,961,417
* Including undistributed net investment income (loss)	$—
^ Commencement of operations

The accompanying notes are an integral part of these financial statements.

SIX

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

1. ORGANIZATION

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors. These financial statements contain the Hatteras Hedged Strategies Fund (the “Fund”). Hatteras Hedged Strategies Fund commenced operations on May 2, 2011. The financial statements for Hatteras Alpha Hedged Strategies Fund (“Alpha”), Hatteras Long/Short Equity Fund (“Long/Short Equity”), and Hatteras Long/Short Debt Fund (“Long/Short Debt”), the remaining Funds in the Trust, can be found in separate reports. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of the Fund.

Underlying Funds Trust (the “UFT”), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006 Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolio(s)”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund and the UFT:

Cash
Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund and the UFT have not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation
The Fund’s investments in the UFT are valued based on the net asset values of the UFT.These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less from date of purchase) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board of Trustees (the “Board”). In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Security Valuation (continued)
determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

—	Level 1 — Quoted prices in active markets for identical securities.
—	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Underlying Funds Trust Money	$—	$36,333,274	$—	$36,333,274
Market Funds	353,225	—	—	353,225
Total Investments in Securities	$353,225	$36,333,274	$—	$36,686,499

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Level categories above represent the Fund’s investments in shares of the UFT, and money market funds. The investments and other financial instruments held by the UFT have separate level categorizations which can be found in their financial statements.

Security Transactions, Investment Income and Realized Gain and Loss
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. All significant accounting policies followed consistently by the Portfolios are in conformity with U.S. generally accepted accounting principles.

NINE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.

If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions
The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities
The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to

TEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Convertible Securities (continued)
common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales
The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Futures Contracts
The Portfolios may purchase and sell futures contracts. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value-Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the

ELEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Futures Contracts (continued)
daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

TWELVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Credit Default Swaps
The Portfolios may invest in credit default swaps. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If a Portfolio is a seller of protection, and no event of default occurs, the Portfolio, as a seller of protection, will have received a stream of payments from the buyer of protection. However, if an event of default occurs, the Portfolio must pay the buyer the full notional value of the contract. If a Portfolio is a buyer of protection and no event of default occurs, the Portfolio will have made a stream of payments to the seller of protection. However, if an event of default occurs, the Portfolio, as buyer of protection of the underlying reference entity, will receive the full notional value of the contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Derivative Transactions
The Fund did not directly engage in any derivative transactions during the period ended December 31, 2011. All derivative transactions were implemented within the Portfolios. The financial statement treatment and impact on each Portfolio can be found in the separate financial statements of the UFT. The Portfolios’ use of derivatives for the period ending December 2011 included options, futures, and swaps contracts.

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HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Restricted Securities
The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions
The Portfolios may purchase securities on a forward commitment or on a “To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Taxes and Distributions to Shareholders
The Fund intends to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Fund intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal period ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period ending December 31, 2010. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years for the Portfolios

FOURTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Taxes and Distributions to Shareholders (continued)
include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years for the Portfolios include the tax years ended December 31, 2008 and December 31, 2009 and open North Carolina tax years for the Portfolios include the tax years ended December 31, 2009 through December 31, 2011. As of December 31, 2011, the open Federal and North Carolina tax year for the Fund includes the tax year ended December 31, 2011. The Portfolios and the Fund have no open tax years and no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

For the period ended December 31, 2011, the Fund did not receive distributions from the UFT.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. UNDERLYING FUNDS TRUST
Under a Fund-of-Funds structure, the Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Fund and the Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Fund may invest.

As of December 31, 2011, the UFT in which the Fund invests consisted of the following Portfolios:

—	Event Driven

—	Long/Short Equity

—	Market Neutral (formerly known as Market Neutral Equity)

—	Relative Value-Long/Short Debt

Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

FIFTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven
Investment Objective
Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger

SIXTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Event Driven (continued)
Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity
Investment Objective
Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of

SEVENTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)
issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity — Generalist: Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities— both long and short.

Long/Short Equity Sector Focuseds: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in

EIGHTEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Long/Short Equity (continued)
specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral (formerly, Market Neutral Equity)

Investment Objective
Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market

NINETEEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Market Neutral (formerly, Market Neutral Equity) (continued)
indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective
Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and

TWENTY

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)
sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Fund may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy / Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.

Fixed Income Arbitrage: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

3. UNDERLYING FUNDS TRUST (CONTINUED)
Relative Value-Long/Short Debt (formerly, Relative Value) (continued)
Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Financial Information
The selected financial information presented below is for the Portfolios of the UFT.

Period from
May 2,
2011 through
December 31,
2011
Total
Return
Event Driven	-2.18%
Long Short Equity	1.28%
Market Neutral	-1.09%
Relative Value-Long/Short Debt	-3.40%

4. INVESTMENT TRANSACTIONS:
Costs of purchases and proceeds from sales of the Portfolios for the Period from May 2, 2011 through December 31, 2011 (excluding short-term investments) were as follows:

	Purchases	Sales
Event Driven	$7,145,115	$1,500,000
Long Short Equity	12,187,436	—
Market Neutral	8,054,904	—
Relative Value-Long/Short Debt	10,165,533	—
Total Purchases and Sales	$37,552,988	$1,500,000

TWENTY-TWO

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. FEDERAL INCOME TAXES
The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:

Hedged Strategies
Cost of Investments	$36,406,213
Gross tax unrealized appreciation	525,574
Gross tax unrealized depreciation	(245,288)
Net tax unrealized appreciation (depreciation)	$280,286

At December 31, 2011, the components of distributable earnings/(losses) on a tax basis were as follows:

Hedged Strategies
Net unrealized appreciation/(depreciation)	$280,286
Undistributed ordinary income	—
Capital loss carryover	—
Accumulated other gain (loss)	—
Total distributable earnings /(losses)	$280,286

The tax character of distributions for the Fund was as follows:

Year Ended
December 31, 2011
Hedged Strategies
Distributions paid from:
Ordinary income	$—
Long-term capital gain	—
$—

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

As of December 31, 2011, the Fund did not have accumulated capital loss carryovers.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the

TWENTY-THREE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

5. FEDERAL INCOME TAXES (CONTINUED)
Funds’ fiscal year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending December 31, 2011.

6. INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT AND OTHER EXPENSE AGREEMENTS

Investment Advisor
Pursuant to the investment advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee 0.25% based upon the average daily net assets of the Fund.

The Advisor has also entered into an Operating Services Agreement, as amended (the “Services Agreement”) with the Fund beginning on October 1, 2011. Pursuant to the Services Agreement the Fund pays the Advisor an annual operating services fee of 0.10%. Prior to October 1, 2011, a Services Agreement with the Fund was not in place.

Additionally, each Portfolio pays a management fee of 1.75% of such Portfolio’s average daily net assets to the Advisor, pursuant to the UFT’s investment advisory agreement with the Advisor.

Additionally, the UFT has entered into an operating services agreement with the Advisor, under which, each Portfolio pays the Advisor 0.25% of the Portfolio’s average daily net assets.

The combined effect of the UFT’s management fee and operating services agreement is a total annual operating expense of 2.00% for the UFT. Because the Fund primarily invests in the UFT, these acquired fund fees and expenses, combined with the Advisory Agreement and Services Agreement result in a cap or ceiling on the Fund’s ordinary annual operating expenses at 2.25% (excluding brokerage commissions and portfolio trading transfer tax, interest on Fund borrowings, dividends paid on short sales, taxes, acquired fund fees and expenses associated with investments in non-affiliated investment companies, litigation and other extraordinary expenses.)

Any waiver is subject to later adjustments to allow the Advisor to recoup amounts previously waived to the extent actual fees and expenses for a fiscal period are less

TWENTY-FOUR

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

6. INVESTMENT ADVISORY AGREEMENT, OPERATING SERVICES AGREEMENT
AND OTHER EXPENSE AGREEMENTS (continued)
than the Fund’s expense cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Amounts subject to future recoupment as of December 31, 2011 are as follows:

	Recoverable Amount	Year of Expiration
Hatteras Hedged Strategies Fund	$3,721	12/31/2014

Other Service Providers
US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers
The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

Hatteras Hedged
Strategies Fund
Shares sold	3,766,612
Shares issued to shareholders in reinvestment of distributions	—
Shares redeemed	(13,086)
Shares outstanding, December 31, 2011	3,753,526

8. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

TWENTY-FIVE

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

FINANCIAL HIGHLIGHTS

	Institutional Class
Hatteras Hedged Strategies Fund	Period from May 2, 2011 through December 31, 20111
Per Share Data:2
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)3	(0.02)
Net realized and unrealized gain (loss) on investments	(0.13)
Total Gain (Loss) from Investment Operations	(0.15)
Less Dividends and Distributions:
Net investment income	—
Net realized gains	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$9.85
Total Return	(1.50	%)4
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$36,961
Ratio of expenses including dividends on short positions and interest
expense to average net assets:	2.97	%5,6,7
Ratio of expenses excluding dividends on short positions and interest
expense to average net assets:	2.21	%5,6
Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(0.29	%)5
Ratio of dividends on short positions and interest expense to average net assets:	0.76	%5,7
Portfolio turnover rate	8%

1	The fund commenced operations on May 2, 2011.
2	Information presented relates to a share of capital stock outstanding for the entire period.
3	Net Investment Income (loss) per share represents net investment income (loss) divided by
4	the average shares outstanding throughout the period. Not Annualized.
5	Annualized.
6	Includes expenses from the Underlying Funds Trust in which the Fund invests. For the period from May 2, 2011 through December 31, 2011, the indirect annualized expense ratio for such expenses is 1.92% for the annual operating expenses, plus interest and dividends on short sales. See Note 5 of notes to financial statements for a further explanation of the expense arrangements.

7	Includes interest expense and dividends on short positions from the Underlying Funds Trust in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

TWENTY-SIX

ADDITIONAL TAX INFORMATION (UNAUDITED)
Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2011, or, if subsequently determined to be different, the net capital gain of such year:

Hatteras Hedged Strategies Fund	$—

Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2011, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Hatteras Hedged Strategies Fund	$—

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2011 was as follows:

Hatteras Hedged Strategies Fund	$—

Additional Information Applicable to Foreign Shareholders Only
The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2011 was as follows:

Hatteras Hedged Strategies Fund	$—

TWENTY-SEVEN

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited)

As a shareholder of the Hatteras Hedged Strategies Fund (‘‘the Fund’’), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/11 - 12/31/11).

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. The Fund charges no up-front sales load or transaction fees. Also, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions, related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in

TWENTY-EIGHT

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

EXPENSE EXAMPLE

December 31, 2011 (Unaudited) (continued)

the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HATTERAS HEDGED STRATEGIES FUND
	Total Return	Beginning	Ending	Annualized	Expenses
	Without Sales	Account	Account	Expense	Paid During
	Charge2	Value	Value	Ratio	the Period3
Based on Actual
Total Return1
Institutional Shares
Actual4	-1.30%	$1,000.00	$ 987.00	2.97%	$14.87
Hypothetical
(5% return before
expenses)5	2.52%	1,000.00	1,010.23	2.97%	15.05

1	For the six-months ended December 31, 2011.
2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
4	Excluding interest expense and dividends on short positions, your actual expenses would be $11.07.
5	Excluding interest expense and dividends on short positions, your hypothetical expenses in the Portfolio would be $11.22.

TWENTY-NINE

BOARD OF TRUSTEES

The identity of the Board Members and brief biographical information is set forth below.

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Joseph E. Breslin (57) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2004	Private Investor (2009 to Present), Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009), Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	7	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (9 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (9 portfolios).
Thomas Mann (61) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to Present)	7	None
Gregory S. Sellers (52) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc.,aproviderof marketing and print communications solutions (June 2009 to Present). Chief Financial Officer and Director, Kings Plush, Inc.,afabric manufacturer (2003 to June 2009).	17	None

THIRTY

BOARD OF TRUSTEES

(continued)

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Steve E. Moss (58) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Principal, Holden, Moss, Knott, Clark, Copley & Hoyle, PA, accountants and business consultants (1996 to Present). Member Manager, HMKCT Properties, LLC (1996 to Present).	17	None
H. Alexander Holmes (69) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	17	None
INTERESTED TRUSTEES
David B. Perkins (49) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2009	Chairman and Chief Executive Officer, Each Fund in the Hatteras Fund Complex. (2004 to Present). President and Managing Principal, Hatteras Investment Partners LLC (2003 to Present).	17	None

*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of two funds) and (ii) the Underlying Funds Trust (consisting of five funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, (iii) Hatteras 1099 Advantage Fund, Hatteras 1099 Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

THIRTY-ONE

FUND MANAGEMENT

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS
Robert Lance Baker (39) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009
Mr. Baker joined Hatteras in March 2008 and is currently the Chief Financial Officer of Hatteras and its affiliated entities. Prior to joining Hatteras, Mr. Baker was Controller, and later Vice President of Operations, at Smith Breeden Associates. Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in Durham, NC.

J. Michael Fields (38) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.
Andrew P. Chica (36) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of Hatteras and its affiliates in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Trustee for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

THIRTY-TWO

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
(UNAUDITED)

At its meeting in-person held on August 23, 2011 and having met previously on August 18, 2011, the Board of Trustees (the “Board”) of Hatteras Alternative Mutual Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current investment advisory agreement (the “Advisory Agreement”) and the Operating Services Agreement (the “Operating Services Agreement”) between the Trust, on behalf of its four series, the Hatteras Alpha Hedged Strategies Fund, the Hatteras Long/Short Equity Fund, the Hatteras Long/Short Debt Fund and the Hatteras Hedged Strategies Fund (together, the “Funds”), and Hatteras Alternative Mutual Funds, LLC (the “Advisor”). The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts. In connection with its approval of the continuation of the Advisory Agreement, the Board considered the following factors:

—	The compensation payable to the Advisor under the Advisory Agreement;

—	The Fund’s Expense Limitation Agreement in which the Adviser has contractually agreed to waive all or a portion of its operating services fees;

—	The nature, scope and quality of the services provided by the Advisor;

—	The performance of the Funds since Hatteras took over the operations of the Fund on an absolute basis and on a relative basis in comparison to its peers; and

—	The potential economies of scale to be gained under the management by the Advisor.

The Independent Trustees evaluated each of these factors based on their own direct experience with the Advisor and in consultation with their independent counsel. None of these factors was determinative in the Board’s decision to continue the Advisory Agreement or the Operating Services Agreement, but each was a factor in the Independent Trustees’ consideration. Greater detail regarding the Independent Trustee’s consideration of these factors is set forth below.

The Board discussed each Fund’s performance since the Advisor took over the operations of the Funds in September, 2009. In assessing the quality of the portfolio management delivered by the Advisor, the Independent Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, as constructed by data provided by Morningstar, Inc., and assembled by the Fund’s administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Advisor. The Independent Trustees noted that performance figures for each Fund since the Adviser took over the operations of the Funds. The Independent Trustees also noted that during the course of the prior two years they had met quarterly with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Independent Trustees

THIRTY-THREE

concluded that the Advisor’s performance overall was satisfactory under current market conditions.

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Advisor in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Advisory Agreement and the Operating Services Agreement under Section 15 of the Investment Company Act. These materials included, among other thing, information regarding: (a) the Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on the cost to the Advisor of sponsoring the Funds and the Advisor’s profitability in connection with such sponsorship; (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Advisor in response to the requests of the Independent Trustees and the Fund Administrator; (e) the disclosures and responses in Parts I and II of the Advisor’s Form ADV registration as filed with the SEC; (f) the Advisor’s policy with respect to proxy voting; (g) the Advisor’s brokerage allocation and soft dollar practices; (h) the Advisor’s insurance arrangements, both for the Funds and the Advisor’s other clients; (i) regulatory issues; (j) the Advisor’s compliance program and chief compliance officer; and (k) other material factors affecting the Advisor.

After reviewing these materials, the Independent Trustees assessed the overall quality of services provided to each Fund. The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of each Fund. The Board also considered the operational strength of the Advisor, including enhanced procedures with respect to the review and selection of sub-advisers, enhanced sales and marketing resources and distribution by Hatteras Capital Distributors, LLC. The Independent Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth, and reviewed the Advisor’s compliance with any reimbursement requirements of the Funds. The Independent Trustees also reviewed the structure of the Advisor’s compliance procedures and their effectiveness during the prior year. The Independent Trustees noted that during the course of the prior year they had met quarterly with the Advisor in person to discuss various performance, marketing and compliance items. The Independent Trustees also noted any services that extended beyond portfolio management, and they considered the favorable history, reputation, qualification and background of the Advisor, as well as the qualifications of its personnel and financial condition. The Independent Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedure essential to performing its duties under its advisory agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Independent Trustees then discussed in greater detail, with the assistance of the Trust’s Chief Compliance Officer (the “CCO”), the Advisor’s handling of compliance matters. The CCO reported to the Independent Trustees on the

THIRTY-FOUR

effectiveness of the Advisor’s compliance program. The CCO noted that the Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics, to which the CCO offered his own certification that the Codes were compliant with applicable regulations. The Independent Trustees also discussed the Advisor’s business continuity plan. After reviewing the Advisor’s compliance policies and procedures with respect to each Fund, based on the assurances and information provided to them by the CCO, the Independent Trustees concluded that the Advisor’s policies and procedures were satisfactory.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Advisor’s fees. The Independent Trustees considered, among other things, a detailed review of the expense analysis report provided to them and other pertinent material with respect to each Fund. The Independent Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections. The Independent Trustees considered the cost structure of each Fund relative to its peer funds and separate accounts, as well as expense waivers and reimbursements of the Advisor.

The Independent Trustees also reviewed information prepared by the Fund Administrator comparing the Funds’ contractual advisory fees with a peer group of funds, and comparing the Funds’ overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement, as well as the profitability memo prepared by the Advisor. The Independent Trustees acknowledged that the Funds offer a unique product and therefore the peer groups do not mirror the Funds in whole. The Advisor committed to continue to refine the comparative data and monitor the marketplace for more comparable products. After further consideration, the Independent Trustees considered these comparisons helpful in their assessment as to whether the Advisor was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace given the Funds’ investment objectives, strategies limitations and restrictions. The Independent Trustees noted that the sub-advisory and research consultant fees were paid out of the Advisor’s fee. The Independent Trustees also reviewed information regarding expenses presented by management, which showed overall expenses of the Funds. Based on all of this information, the Independent Trustees concluded that the Funds’ total expenses were reasonable.

The Independent Trustees also discussed the overall profitability of sponsoring each Fund to the Advisor, reviewing the Advisor’s financial information. The Independent Trustees considered both the direct and indirect benefits to the Advisor from advising the Funds. The Independent Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the applicable advisory agreement and any expense subsidization undertaken by the Advisor, as well as each Fund’s brokerage commissions and use of soft dollars by the various sub-advisors. These considerations were based on material requested by the Trustees and the Fund Administrator specifically for the meeting, as well as the in-person presentations made by the Advisor over the course

THIRTY-FIVE

of the year. After further discussion, the Independent Trustees concluded that the Advisor’s profit from sponsoring the Funds had not been, and currently was not, excessive and that the Advisor had maintained adequate financial strength to support the services to its Funds.

The Independent Trustees reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Advisor, that (a) the Advisor was able to retain quality personnel, including, overseeing the various sub-advisors, (b) the Advisor exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement and the Operating Services Agreement, (c) the Advisor was very responsive to the requests of the Independent Trustees, (d) the Advisor had consistently kept the Independent Trustees apprised of developments related to the Funds and the industry in general and (e) the Advisor continued to demonstrate the ability to grow the Funds.

The Independent Trustees, meeting in executive session with independent counsel after due consideration of the written and oral presentations made by the Advisor at each of the two meetings, concluded that the nature and scope of the advisory services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Advisor had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Independent Trustees approved continuation of the Advisory Agreement and the Operating Services Agreement between the Trust and the Advisor.

THIRTY

HATTERAS FUNDS
(each a Delaware Limited Partnership)

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

THIRTY-SEVEN

HATTERAS FUNDS
(each a Delaware Limited Partnership)

PRIVACY POLICY

(Unaudited) (continued)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?
We collect your personal information, for example, when you
• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Multi-Strategy 3(c)(1) Fund, L.P., Hatteras Multi-Strategy Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P., Hatteras Multi-Strategy TEI Institutional Fund, L.P., Hatteras Ramius Advantage Fund, Hatteras Ramius Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Underlying Funds Trust, and Hatteras Alternative Mutual Funds Trust

THIRTY-EIGHT

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

TOLL FREE TELEPHONE NUMBER:
1-877-569-2382
The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2009 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$74,000	$49,000
Audit-Related Fees	None	None
Tax Fees	$19,460	$11,980
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By (Signature and Title) /s/ David B. Perkins
David B. Perkins, Chief Executive Officer

Date March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                                 David B. Perkins, Chief Executive Officer

Date March 8, 2012

By (Signature and Title) /s/ Lance Baker
                                                 Lance Baker, Chief Financial Officer and Treasurer

Date March 8, 2012